Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
August 31, 2023
EIF-NPRT3-1023
1.805766.119
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.7%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	15,055	498,170
AST SpaceMobile, Inc. (a)(b)	47,629	186,706
ATN International, Inc.	9,505	340,944
Bandwidth, Inc. (a)	15,411	221,456
Charge Enterprises, Inc. (a)	120,637	65,554
Cogent Communications Group, Inc.	26,611	1,878,204
Consolidated Communications Holdings, Inc. (a)	76,045	300,378
Cuentas, Inc. (a)	515	1,076
EchoStar Holding Corp. Class A (a)	23,662	411,246
Frontier Communications Parent, Inc. (a)	141,911	2,273,414
Iridium Communications, Inc.	74,721	3,657,593
Liberty Global PLC:
Class A (a)	86,386	1,592,958
Class B (a)	327	6,000
Class C (a)	165,419	3,281,913
Liberty Latin America Ltd.:
Class A (a)	1,495	13,365
Class C (a)	126,868	1,136,737
Nextplat Corp. (a)(b)	37,686	88,185
Radius Global Infrastructure, Inc. (a)	57,547	858,601
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	29,048
Telesat Corp. (a)	5,704	113,681
		16,955,229
Entertainment - 1.8%
Activision Blizzard, Inc.	455,998	41,947,256
Anghami, Inc. (a)(b)	17,135	15,422
Atlanta Braves Holdings, Inc.	19,853	731,385
Atlanta Braves Holdings, Inc. Class A (b)	14,692	614,713
Bilibili, Inc. ADR (a)(b)	72,652	1,099,225
Blue Hat Interactive Entertainment Technology (a)(b)	1,312	1,942
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	4,574	1,868
Cineverse Corp. (a)(b)	4,047	4,614
CuriosityStream, Inc. Class A (a)	14,288	11,849
Dolphin Entertainment, Inc. (a)(b)	1,963	3,612
DoubleDown Interactive Co. Ltd. ADR (a)(b)	2,770	27,562
DouYu International Holdings Ltd. ADR (a)	98,371	100,338
Electronic Arts, Inc.	157,262	18,868,295
Gaia, Inc. Class A (a)	13,031	32,056
Gamesquare Holdings, Inc. (a)(b)	5,889	15,665
GigaMedia Ltd. (a)	1,957	2,662
Golden Matrix Group, Inc. (a)(b)	2,158	6,237
Gravity Co. Ltd. ADR (a)(b)	3,049	228,096
Grom Social Enterprises, Inc. (a)(b)	1,101	308
iQIYI, Inc. ADR (a)(b)	285,767	1,440,266
Liberty Media Corp. Liberty Formula One:
Class A	14,368	871,419
Class C	118,683	8,164,204
Liberty Media Corp. Liberty Live:
Class A	14,753	491,422
Class C	37,592	1,264,971
LiveOne, Inc. (a)	45,576	97,533
Lizhi, Inc. ADR (a)	12,605	7,828
Lytus Technologies Holdings PTV Ltd. (a)(b)	40,712	15,063
Mobile Global Esports, Inc. (a)(b)	9,224	4,029
Motorsport Games, Inc. Class A (a)(b)	564	2,391
MultiMetaVerse Holdings Ltd. Class A (b)	2,807	3,986
NetEase, Inc. ADR (b)	72,696	7,522,582
Netflix, Inc. (a)	258,054	111,912,859
Playstudios, Inc. Class A (a)	64,251	228,734
Playtika Holding Corp. (a)(b)	214,417	2,092,710
Reading International, Inc. Class A (a)	19,966	45,722
Reservoir Media, Inc. (a)	32,035	174,591
Roku, Inc. Class A (a)	71,479	5,804,095
Scienjoy Holding Corp. (a)(b)	17,909	53,727
Sciplay Corp. (A Shares) (a)	14,243	323,316
Take-Two Interactive Software, Inc. (a)	97,871	13,917,256
The9 Ltd. sponsored ADR (a)(b)	8,161	6,548
Versus Systems, Inc. (a)(b)	1,207	331
Vivid Seats, Inc. Class A (a)	51,717	375,465
Warner Bros Discovery, Inc. (a)	1,413,902	18,578,672
Warner Music Group Corp. Class A	78,433	2,611,819
		239,724,644
Interactive Media & Services - 10.3%
36Kr Holdings, Inc. ADR (a)	1,078	809
9F, Inc. ADR (a)(b)	2,127	5,849
Alphabet, Inc.:
Class A (a)	3,432,223	467,365,806
Class C (a)	3,418,234	469,494,440
Angi, Inc. (a)(b)	45,307	111,455
Antelope Enterprise Holdings L (a)(b)	13,809	5,299
Baidu, Inc. sponsored ADR (a)	79,654	11,376,981
Bumble, Inc. (a)	70,092	1,176,144
BuzzFeed, Inc. (a)(b)	65,219	26,257
CarGurus, Inc. Class A (a)	54,988	995,833
Enthusiast Gaming Holdings, Inc. (a)(b)	110,249	43,747
EverQuote, Inc. Class A (a)	16,480	101,846
Fangdd Network Group Ltd. ADR (a)(b)	187	271
FaZe Holdings, Inc. Class A (a)(b)	58,712	15,559
Glory Star New Media Group Holdings Ltd. (a)(b)	45,347	22,664
Hanryu Holdings, Inc.	2,961	11,637
Hello Group, Inc. ADR	99,348	857,373
IAC, Inc. (a)	45,032	2,491,621
Illumin Holdings, Inc. (a)	23,024	43,515
Izea Worldwide, Inc. (a)(b)	7,826	17,726
JOYY, Inc. ADR	32,344	1,110,046
Kanzhun Ltd. ADR (a)	160,669	2,377,901
Kubient, Inc. (a)	6,524	2,512
Liberty TripAdvisor Holdings, Inc. (a)	115,325	65,159
Liberty TripAdvisor Holdings, Inc. (a)	259	8,016
Luokung Technology Corp. (a)(b)	7,006	7,917
Match Group, Inc. (a)	157,372	7,376,026
Meta Platforms, Inc. Class A (a)	1,282,551	379,494,015
Oriental Culture Holding Ltd. (a)	19,230	10,965
Outbrain, Inc. (a)	28,607	163,346
QuinStreet, Inc. (a)	29,776	294,782
Rumble, Inc. (a)(b)	69,664	583,088
So-Young International, Inc. ADR (a)(b)	55,629	80,106
Society Pass, Inc. (a)	9,864	4,245
Sohu.Com Ltd. ADR (a)	22,025	232,584
Spark Networks SE ADR (a)	5,776	1,126
Super League Gaming, Inc. (a)(b)	17,381	2,103
Taboola.com Ltd. (a)(b)	149,812	561,795
Travelzoo, Inc. (a)	6,862	50,642
TripAdvisor, Inc. (a)	69,482	1,049,873
Trivago NV ADR (a)	43,707	50,263
TrueCar, Inc. (a)	56,073	134,014
Vimeo, Inc. (a)	92,858	369,575
Weibo Corp. sponsored ADR	47,363	610,983
Yandex NV Series A (a)(c)	178,045	1,865,912
Ziff Davis, Inc. (a)	25,582	1,705,040
Zoominfo Technologies, Inc. (a)	230,304	4,150,078
		1,356,526,944
Media - 1.7%
AdTheorent Holding Co., Inc. Class A (a)(b)	47,329	64,367
Advantage Solutions, Inc. Class A (a)(b)	181,240	507,472
AirNet Technology, Inc. ADR (a)	1,367	1,572
AMC Networks, Inc. Class A (a)	16,028	186,566
Baosheng Media Group Holding Ltd. (a)(b)	164	1,009
Beasley Broadcast Group, Inc. Class A (a)	282,190	276,546
Cardlytics, Inc. (a)(b)	20,209	336,682
Charter Communications, Inc. Class A (a)	87,396	38,289,936
Comcast Corp. Class A	2,410,868	112,732,188
comScore, Inc. (a)(b)	21,501	15,049
Criteo SA sponsored ADR (a)	32,862	969,265
Cumulus Media, Inc. (a)(b)	11,565	53,662
Daily Journal Corp. (a)	1,070	315,436
DISH Network Corp. Class A (a)(b)	167,358	1,004,148
E.W. Scripps Co. Class A (a)	39,165	299,221
Fluent, Inc. (a)(b)	46,702	30,029
Fox Corp.:
Class A (b)	168,863	5,582,611
Class B	126,638	3,864,992
Gambling.com Group Ltd. (a)	16,409	232,680
Harte-Hanks, Inc. (a)	5,634	36,396
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	3,435	7,609
iHeartMedia, Inc. (a)(b)	66,104	238,635
Integral Ad Science Holding Corp. (a)	87,519	1,248,896
Lee Enterprises, Inc. (a)	2,469	29,505
Lendway, Inc. (a)	1,817	11,411
Liberty Broadband Corp.:
Class A (a)	8,972	840,138
Class C (a)	73,860	6,910,342
Liberty Media Corp. Liberty SiriusXM	130,060	3,178,666
Liberty Media Corp. Liberty SiriusXM Class A	56,558	1,359,089
Loyalty Ventures, Inc. (a)(c)	32,234	0
Magnite, Inc. (a)	76,898	634,409
Marchex, Inc. Class B (a)	34,542	58,721
Mediaco Holding, Inc. (a)(b)	9,137	7,105
Mobiquity Technologies, Inc. (a)(b)	397	339
Moxian (BVI), Inc. (a)(b)	15,637	15,481
National CineMedia, Inc. (b)	7,119	32,249
News Corp.:
Class A	212,559	4,567,893
Class B (b)	111,410	2,451,020
Nexstar Broadcasting Group, Inc. Class A	20,923	3,406,264
Nextplay Technologies, Inc. (a)(b)	3,569	4,033
Paramount Global:
Class A (b)	10,752	197,407
Class B (b)	371,076	5,599,537
Perion Network Ltd. (a)(b)	27,171	901,805
PubMatic, Inc. (a)	21,140	293,846
Saga Communications, Inc. Class A	1,486	31,771
Salem Communications Corp. Class A (a)(b)	18,198	11,028
Scholastic Corp.	19,973	867,827
Sinclair, Inc. Class A (b)	23,228	293,137
Sirius XM Holdings, Inc. (b)	2,249,451	9,897,584
Stagwell, Inc. (a)	74,881	408,101
Starbox Group Holdings Ltd. (b)	34,077	79,740
Stran & Co., Inc. (a)	1,570	1,821
TechTarget, Inc. (a)	15,882	456,608
The Trade Desk, Inc. (a)	258,144	20,659,264
Thryv Holdings, Inc. (a)	18,106	369,181
Tremor International Ltd. ADR (a)(b)	6,260	23,600
Troika Media Group, Inc. (a)(b)	8,289	12,682
TuanChe Ltd. ADR (A Shares) (a)	5,969	3,104
Urban One, Inc.:
Class A (a)	4,568	25,398
Class D (non-vtg.) (a)	21,932	118,213
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	26,379
Xcel Brands, Inc. (a)(b)	4,288	5,574
ZW Data Action Technologies, Inc. (a)(b)	2,547	2,700
		230,087,939
Wireless Telecommunication Services - 0.8%
FingerMotion, Inc. (a)(b)	30,327	154,971
Gogo, Inc. (a)	75,352	855,245
Millicom International Cellular SA (a)(b)	100,983	1,602,600
NII Holdings, Inc. (a)(c)	5,182	0
Shenandoah Telecommunications Co.	28,888	656,913
Spok Holdings, Inc. (b)	19,492	277,566
SurgePays, Inc. (a)(b)	15,080	76,305
T-Mobile U.S., Inc. (a)	695,995	94,829,319
Tingo Group, Inc. (a)(b)	104,056	134,232
uCloudlink Group, Inc. ADR (a)(b)	12,409	28,417
VEON Ltd. sponsored ADR (a)	39,649	668,879
Vodafone Group PLC sponsored ADR	214,488	1,999,028
		101,283,475
TOTAL COMMUNICATION SERVICES		1,944,578,231
CONSUMER DISCRETIONARY - 14.8%
Automobile Components - 0.1%
China Automotive Systems, Inc. (a)	21,380	89,582
Dorman Products, Inc. (a)	18,379	1,516,451
ECARX Holdings, Inc. Class A (b)	124,728	536,330
Foresight Autonomous Holdings Ltd. ADR (a)	361	989
Fox Factory Holding Corp. (a)	24,206	2,682,267
Garrett Motion, Inc. (a)	148,606	1,153,183
Gentex Corp.	134,536	4,393,946
Gentherm, Inc. (a)	18,806	1,132,309
Hesai Group ADR (b)	6,178	61,039
Kandi Technologies Group, Inc. (a)(b)	39,238	124,777
Luminar Technologies, Inc. (a)(b)	162,523	936,132
Mobileye Global, Inc. (b)	30,354	1,077,871
Motorcar Parts of America, Inc. (a)	14,189	111,951
Patrick Industries, Inc.	12,945	1,082,720
REE Automotive Ltd. (a)	118,453	23,335
Solid Power, Inc. (a)(b)	104,800	222,176
Strattec Security Corp. (a)	2,491	58,539
Sypris Solutions, Inc. (a)(b)	6,622	13,774
The Goodyear Tire & Rubber Co. (a)	163,512	2,110,940
Visteon Corp. (a)	15,879	2,211,468
Worksport Ltd. (a)	6,758	19,801
XPEL, Inc. (a)(b)	15,505	1,291,567
		20,851,147
Automobiles - 3.9%
Arcimoto, Inc. (a)(b)	1,160	1,160
Arrival SA (a)(b)	10,035	15,956
AYRO, Inc. (a)(b)	18,733	8,823
Canoo, Inc. (a)(b)	271,736	161,004
Cenntro Electric Group Ltd. (a)(b)	208,899	59,745
Chijet Motor Co., Inc. (b)	90,345	149,069
ElectraMeccanica Vehicles Corp. (a)(b)	157,533	124,231
Ezgo Technologies Ltd. (a)(b)	9,862	24,261
Faraday Future Intelligent Electric, Inc. (a)(b)	10,186	76,650
Gogoro, Inc. (a)(b)	138,974	418,312
Li Auto, Inc. ADR (a)(b)	117,860	4,908,869
Lucid Group, Inc. Class A (a)(b)	1,074,597	6,748,469
Mullen Automotive, Inc. (a)(b)	35,431	18,672
Niu Technologies ADR (a)	26,584	82,410
NWTN, Inc.	125,250	1,242,480
Phoenix Motor, Inc. (a)(b)	8,319	4,717
Polestar Automotive Holding UK PLC (a)(b)	61,028	203,223
Rivian Automotive, Inc. (a)(b)	542,285	12,326,138
Tesla, Inc. (a)	1,839,469	474,730,160
VinFast Auto PTE Ltd. (b)	493,398	17,125,845
Volcon, Inc. (a)(b)	14,272	6,781
Workhorse Group, Inc. (a)(b)	124,046	97,773
Zapp Electric Vehicles Group Ltd. (b)	22,298	41,251
		518,575,999
Broadline Retail - 7.1%
1stDibs.com, Inc. (a)(b)	17,092	76,572
Amazon.com, Inc. (a)	5,951,460	821,360,995
Baozun, Inc. sponsored ADR (a)(b)	32,067	125,382
ContextLogic, Inc. (a)(b)	15,747	84,325
D-MARKET Electronic Services & Trading ADR (a)	42,209	61,203
eBay, Inc.	310,937	13,923,759
Etsy, Inc. (a)	72,801	5,355,970
Global-e Online Ltd. (a)	94,131	3,730,412
Groupon, Inc. (a)(b)	17,270	213,630
Hour Loop, Inc. (a)(b)	19,584	32,509
JD.com, Inc. sponsored ADR	265,035	8,801,812
MercadoLibre, Inc. (a)	29,133	39,980,964
Nogin, Inc. (a)(b)	691	492
Ollie's Bargain Outlet Holdings, Inc. (a)	35,458	2,733,103
Ozon Holdings PLC ADR (a)(b)(c)	50,413	524,295
PDD Holdings, Inc. ADR (a)	354,771	35,111,686
Qurate Retail, Inc. (a)(b)	62,930	390,795
Secoo Holding Ltd. ADR (a)(b)	2,632	1,355
Yunji, Inc. ADR (a)(b)	4,241	3,001
		932,512,260
Distributors - 0.1%
Alliance Entertainment Holding Corp. Class A (b)	2,697	5,367
Cheetah Net Supply Chain Service, Inc. (b)	2,393	5,049
Educational Development Corp. (a)	7,081	10,763
GigaCloud Technology, Inc. Class A (b)	17,953	224,592
Kaival Brands Innovations Group, Inc. (a)(b)	31,106	19,535
LKQ Corp.	154,079	8,093,770
Pool Corp.	22,733	8,311,185
Weyco Group, Inc.	6,799	173,714
		16,843,975
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	24,088	19,824
2U, Inc. (a)	55,243	175,120
Afya Ltd. (a)	26,135	393,854
American Public Education, Inc. (a)	10,578	55,640
Amesite, Inc. (a)(b)	1,845	4,889
Arco Platform Ltd. Class A (a)(b)	16,151	220,946
ATA Creativity Global ADR (a)	4,528	5,615
BTC Digital Ltd. (a)	392	796
China Liberal Education Holdings Ltd. (a)(b)	48,266	21,430
Color Star Technology Co. Ltd. (a)	1,380	1,587
Duolingo, Inc. (a)	19,955	2,936,578
E-Home Household Service Holdings Ltd. (a)	94	9
EpicQuest Education Group International Ltd. (a)(b)	1,797	2,156
European Wax Center, Inc. (a)(b)	25,901	449,641
Frontdoor, Inc. (a)	47,662	1,564,267
Golden Sun Education Group Ltd. (a)(b)	6,190	5,509
Grand Canyon Education, Inc. (a)	18,564	2,176,629
Laureate Education, Inc. Class A	97,820	1,362,633
Lincoln Educational Services Corp. (a)(b)	24,123	205,769
OneSpaWorld Holdings Ltd. (a)	45,861	524,650
Perdoceo Education Corp.	44,102	730,770
Rover Group, Inc. Class A (a)	107,567	728,229
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	7,646
Strategic Education, Inc. (b)	14,254	1,104,685
SunCar Technology Group, Inc. Class A (b)	20,604	248,072
Tarena International, Inc. ADR (a)(b)	8,570	20,568
Udemy, Inc. (a)	81,254	841,791
Vasta Platform Ltd. (a)	9,735	36,506
Visionary Education Technology Holdings Group, Inc. (a)(b)	22,075	6,004
Vitru Ltd. (a)(b)	16,975	273,637
Wag! Group Co. (a)	17,044	34,599
Wah Fu Education Group Ltd. (a)	9,305	19,447
WW International, Inc. (a)	45,720	443,941
Xwell, Inc. (a)(b)	121,824	21,928
Zhongchao, Inc. (a)(b)	5,917	6,686
		14,652,051
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	239,633	31,523,721
Allied Esports Entertainment, Inc. (a)(b)	17,647	17,823
Atour Lifestyle Holdings Ltd. ADR (b)	5,962	115,782
BJ's Restaurants, Inc. (a)	13,822	406,505
Bloomin' Brands, Inc.	47,329	1,328,052
Booking Holdings, Inc. (a)	21,396	66,435,222
Bragg Gaming Group, Inc. (a)(b)	6,633	36,283
BurgerFi International, Inc. (a)(b)	9,417	14,220
Caesars Entertainment, Inc. (a)	124,567	6,883,572
Canterbury Park Holding Co.	422	9,179
Carrols Restaurant Group, Inc. (a)	28,570	199,419
Century Casinos, Inc. (a)	16,194	105,261
Churchill Downs, Inc.	42,466	5,320,140
Chuy's Holdings, Inc. (a)	9,648	367,589
Codere Online Luxembourg SA (a)(b)	3,157	9,881
Cracker Barrel Old Country Store, Inc. (b)	13,041	1,074,970
Dave & Buster's Entertainment, Inc. (a)(b)	26,022	1,021,884
Denny's Corp. (a)	38,087	362,969
Draftkings Holdings, Inc. (a)	267,584	7,933,866
Ebet, Inc. (a)(b)	9,638	445
El Pollo Loco Holdings, Inc.	18,467	175,621
Elys Game Technology Corp. (a)(b)	11,486	4,741
Esports Entertainment Group, Inc. (a)	102	13
Expedia, Inc. (a)	82,965	8,992,576
FAT Brands, Inc. Class B (b)	53,810	426,175
Fiesta Restaurant Group, Inc. (a)	12,322	103,628
First Watch Restaurant Group, Inc. (a)	32,731	625,817
Full House Resorts, Inc. (a)	16,206	78,275
GAN Ltd. (a)	16,736	23,598
Golden Entertainment, Inc.	16,184	589,259
Golden Heaven Group Holdings Ltd. (b)	5,316	16,745
Good Times Restaurants, Inc. (a)	9,092	25,730
H World Group Ltd. ADR (a)	101,845	4,102,317
Hall of Fame Resort & Entertainment Co. (a)(b)	2,602	19,281
Inspirato, Inc. (a)(b)	59,945	47,357
Inspired Entertainment, Inc. (a)	15,862	209,061
Jack in the Box, Inc. (b)	11,357	912,762
Krispy Kreme, Inc. (b)	91,265	1,222,038
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,666	495,038
Light & Wonder, Inc. Class A (a)	53,198	4,078,691
Lindblad Expeditions Holdings (a)	29,723	268,993
Lottery.Com, Inc. (a)(b)	1,219	3,901
MakeMyTrip Ltd. (a)	37,977	1,506,168
Marriott International, Inc. Class A	176,528	35,925,213
Melco Crown Entertainment Ltd. sponsored ADR (a)	122,393	1,373,249
Monarch Casino & Resort, Inc.	10,263	691,726
Mondee Holdings, Inc. (a)	48,118	311,323
Nathan's Famous, Inc. (b)	3,678	267,427
NeoGames SA (a)	18,186	487,385
Noodles & Co. (a)	27,889	77,531
Papa John's International, Inc. (b)	19,976	1,512,183
Penn Entertainment, Inc. (a)	87,489	2,072,614
Playa Hotels & Resorts NV (a)(b)	89,710	669,237
Portillo's, Inc. (a)(b)	28,520	523,057
Potbelly Corp. (a)	13,678	109,287
Rave Restaurant Group, Inc. (a)	5,714	11,999
RCI Hospitality Holdings, Inc. (b)	5,507	359,497
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	108,854
Red Rock Resorts, Inc.	32,133	1,411,603
Sabre Corp. (a)(b)	179,819	899,095
Sadot Group, Inc. (a)	71,998	74,878
Selina Hospitality PLC (b)	60,296	36,117
SharpLink Gaming Ltd. (a)(b)	2,080	5,138
Sonder Holdings, Inc. (a)(b)	146,334	73,167
Sportradar Holding AG (a)(b)	117,810	1,357,171
Starbucks Corp.	664,851	64,783,081
Target Hospitality Corp. (a)(b)	56,324	895,552
Texas Roadhouse, Inc. Class A	37,070	3,858,987
TH International Ltd.	89,968	197,930
The Cheesecake Factory, Inc. (b)	27,723	882,978
The ONE Group Hospitality, Inc. (a)(b)	17,098	117,121
Trip.com Group Ltd. ADR (a)	235,918	9,273,937
Tuniu Corp. Class A sponsored ADR (a)(b)	24,726	31,897
Vacasa, Inc. Class A (a)(b)	142,077	85,530
Wendy's Co. (b)	114,306	2,262,116
Wingstop, Inc.	17,232	2,768,148
Wynn Resorts Ltd.	65,593	6,649,818
Yatra Online, Inc. (a)(b)	14,712	35,162
		287,294,576
Household Durables - 0.1%
Aterian, Inc. (a)(b)	29,386	10,464
Bassett Furniture Industries, Inc.	4,416	67,344
Cavco Industries, Inc. (a)	5,108	1,427,788
Cricut, Inc. (b)	28,106	265,883
Dixie Group, Inc. (a)	9,905	7,984
Flexsteel Industries, Inc.	3,070	69,382
GoPro, Inc. Class A (a)	68,957	250,659
Helen of Troy Ltd. (a)	13,679	1,681,423
Hooker Furnishings Corp. (b)	6,220	133,917
iRobot Corp. (a)	15,616	607,306
Koss Corp. (a)(b)	4,327	15,534
Landsea Homes Corp. (a)	27,139	262,977
Legacy Housing Corp. (a)(b)	15,043	341,025
LGI Homes, Inc. (a)(b)	13,233	1,628,982
Lifetime Brands, Inc.	13,509	84,972
Live Ventures, Inc. (a)	1,687	45,886
Lovesac (a)(b)	8,426	193,124
Nephros, Inc. (a)(b)	3,085	5,059
Newell Brands, Inc.	237,193	2,509,502
Nova LifeStyle, Inc. (a)	1,384	3,557
Purple Innovation, Inc.	57,035	123,766
Singing Machine Co., Inc. (a)	2,438	3,023
Snap One Holdings Corp. (a)(b)	42,683	390,549
Sonos, Inc. (a)	69,375	955,988
United Homes Group, Inc. (a)(b)	20,014	167,517
Universal Electronics, Inc. (a)(b)	7,603	67,667
Viomi Technology Co. Ltd. ADR Class A (a)	21,467	18,290
VOXX International Corp. (a)(b)	13,480	116,467
ZAGG, Inc. rights (a)(c)	14,972	0
		11,456,035
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)	7,566	74,298
AMMO, Inc. (a)(b)	66,715	152,777
BRP, Inc. (b)	21,097	1,610,123
Clarus Corp. (b)	18,975	136,430
Escalade, Inc. (b)	7,721	115,738
Funko, Inc. (a)(b)	24,268	169,148
Hasbro, Inc.	80,147	5,770,584
Interactive Strength, Inc. (b)	4,448	5,516
JAKKS Pacific, Inc. (a)	6,809	134,001
Johnson Outdoors, Inc. Class A	5,547	310,133
Latham Group, Inc. (a)	66,057	244,411
Malibu Boats, Inc. Class A (a)	11,640	565,238
MasterCraft Boat Holdings, Inc. (a)	12,347	268,671
Mattel, Inc. (a)	204,507	4,531,875
Peloton Interactive, Inc. Class A (a)(b)	198,054	1,263,585
Smith & Wesson Brands, Inc. (b)	28,528	334,919
SRM Entertainment, Inc. (b)	1,103	2,052
Vision Marine Technologies, Inc. (a)(b)	5,949	22,130
		15,711,629
Specialty Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	24,871	187,279
Academy Sports & Outdoors, Inc.	43,562	2,377,178
America's Car Mart, Inc. (a)	3,745	416,856
Arhaus, Inc. (a)	33,484	331,492
Arko Corp. (b)	74,889	563,914
Betterware de Mexico SAPI de CV	23,570	402,104
Big 5 Sporting Goods Corp. (b)	11,818	93,717
Brilliant Earth Group, Inc. Class A (a)(b)	5,550	18,759
CarParts.com, Inc. (a)	33,968	164,065
Citi Trends, Inc. (a)	5,929	128,244
Conn's, Inc. (a)(b)	16,366	68,410
Destination XL Group, Inc. (a)	32,101	146,381
Digital Brands Group, Inc. (a)(b)	5	59
Duluth Holdings, Inc. (a)(b)	20,657	131,275
EVgo, Inc. Class A (a)(b)	57,842	232,525
Five Below, Inc. (a)	31,826	5,472,799
GrowGeneration Corp. (a)(b)	43,987	142,958
Hibbett, Inc. (b)	7,367	341,166
JOANN, Inc. (b)	23,229	24,390
Jowell Global Ltd. (a)(b)	14,581	3,047
Kaixin Auto Holdings (a)(b)	90,645	16,307
Kidpik Corp. (a)(b)	2,938	1,751
Kirkland's, Inc. (a)(b)	7,395	18,488
Lands' End, Inc. (a)	21,391	164,711
Lazydays Holdings, Inc. (a)(b)	6,139	72,317
Leslie's, Inc. (a)	104,964	657,075
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	23,329	48,291
Monro, Inc.	17,865	584,900
NaaS Technology, Inc. ADR (a)(b)	13,354	89,605
National Vision Holdings, Inc. (a)	45,468	832,519
Newegg Commerce, Inc. (a)(b)	206,350	224,922
O'Reilly Automotive, Inc. (a)	35,150	33,030,455
OneWater Marine, Inc. Class A (a)(b)	7,834	204,546
Overstock.com, Inc. (a)(b)	25,577	667,815
Petco Health & Wellness Co., Inc. (a)(b)	127,436	648,649
PetMed Express, Inc.	10,954	123,452
Rent the Runway, Inc. Class A (a)(b)	29,385	40,551
Ross Stores, Inc.	196,972	23,993,159
RumbleON, Inc. Class B (a)	9,158	60,443
Shift Technologies, Inc. Class A (a)(b)	21,797	26,156
Shoe Carnival, Inc. (b)	16,794	388,445
Sleep Number Corp. (a)	13,605	348,016
Smart Share Global Ltd. ADR (a)(b)	5,917	5,213
Sportsman's Warehouse Holdings, Inc. (a)	25,040	120,442
Stitch Fix, Inc. (a)(b)	68,949	302,686
The Children's Place, Inc. (a)(b)	8,107	214,917
The ODP Corp. (a)	24,251	1,196,059
The RealReal, Inc. (a)(b)	84,330	221,788
thredUP, Inc. (a)	44,447	176,899
Tile Shop Holdings, Inc. (a)(b)	26,904	159,272
Tractor Supply Co. (b)	62,861	13,735,129
U Power Ltd. (b)	29,872	128,748
Ulta Beauty, Inc. (a)	28,531	11,841,221
Upbound Group, Inc.	34,141	1,045,397
Urban Outfitters, Inc. (a)	54,234	1,801,111
Uxin Ltd. ADR (a)(b)	24,461	40,116
Vroom, Inc. (a)(b)	133,383	174,732
Winmark Corp.	1,947	740,892
Zumiez, Inc. (a)	11,506	218,499
		105,612,312
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)	51,562	66,515
Charles & Colvard Ltd. (a)(b)	22,010	18,224
Columbia Sportswear Co.	34,856	2,556,339
Crocs, Inc. (a)	35,835	3,488,179
Crown Crafts, Inc.	9,628	47,755
Dogness (International) Corp. (a)(b)	20,518	14,221
Fossil Group, Inc. (a)	29,540	62,625
G-III Apparel Group Ltd. (a)	27,453	544,942
Lakeland Industries, Inc.	4,914	68,894
lululemon athletica, Inc. (a)	70,799	26,992,827
MGO Global, Inc. (b)	4,899	5,193
PLBY Group, Inc. (a)(b)	26,097	33,926
Rocky Brands, Inc.	4,879	86,700
Steven Madden Ltd.	45,830	1,581,135
Superior Group of Companies, Inc.	10,737	84,715
Toughbuilt Industries, Inc. (a)	2,250	536
Vera Bradley, Inc. (a)	17,686	126,809
		35,779,535
TOTAL CONSUMER DISCRETIONARY		1,959,289,519
CONSUMER STAPLES - 4.1%
Beverages - 1.8%
Alkaline Water Co., Inc. (a)(b)	3,068	2,059
Celsius Holdings, Inc. (a)	44,683	8,759,655
Coca-Cola Bottling Co. Consolidated	4,903	3,426,707
Coca-Cola European Partners PLC	265,451	17,018,064
Eastside Distilling, Inc. (a)(b)	308	517
Keurig Dr. Pepper, Inc.	814,057	27,393,018
MGP Ingredients, Inc. (b)	12,712	1,524,169
Monster Beverage Corp.	607,000	34,847,870
National Beverage Corp. (a)(b)	53,998	2,770,637
PepsiCo, Inc.	799,126	142,180,498
The Vita Coco Co., Inc. (a)	32,382	916,087
Vintage Wine Estates, Inc. (a)(b)	37,368	31,015
Willamette Valley Vineyards, Inc. (a)	1,065	6,347
		238,876,643
Consumer Staples Distribution & Retail - 1.4%
111, Inc. ADR (a)	33,100	84,074
Andersons, Inc.	20,649	1,060,533
Bit Brother Ltd. (a)(b)	53,723	28,366
Casey's General Stores, Inc.	21,289	5,203,244
Chefs' Warehouse Holdings (a)	21,604	616,578
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	3,930	1,179
Costco Wholesale Corp.	257,117	141,229,226
Dada Nexus Ltd. ADR (a)	64,999	350,995
Dollar Tree, Inc. (a)	127,864	15,645,439
G Willi-Food International Ltd. (b)	5,646	64,477
Grocery Outlet Holding Corp. (a)	54,795	1,690,426
HF Foods Group, Inc. (a)	38,952	184,243
Ingles Markets, Inc. Class A	8,837	690,435
Mangoceuticals, Inc. (b)	6,771	8,396
MedAvail Holdings, Inc. (a)(b)	369	2,967
Meiwu Technology Co. Ltd. (a)(b)	41,954	5,034
Missfresh Ltd. ADR (a)(b)	625	663
PriceSmart, Inc.	18,216	1,447,808
SpartanNash Co.	22,023	479,220
Sprouts Farmers Market LLC (a)	62,788	2,561,123
Village Super Market, Inc. Class A	6,605	148,943
Walgreens Boots Alliance, Inc.	499,612	12,645,180
		184,148,549
Food Products - 0.8%
AgriFORCE Growing Systems Ltd. (a)(b)	17,646	1,915
Alico, Inc. (b)	5,485	129,062
Arcadia Biosciences, Inc. (a)	93	326
Barfresh Food Group, Inc. (a)(b)	3,883	7,378
Beyond Meat, Inc. (a)(b)	36,651	432,482
Bridgford Foods Corp. (a)(b)	3,580	41,528
Cal-Maine Foods, Inc.	27,325	1,305,862
Calavo Growers, Inc. (b)	11,772	388,005
Cresud S.A.C.I.F. y A. sponsored ADR (b)	33,496	267,968
Farmer Brothers Co. (a)	13,797	29,112
Farmmi, Inc. (a)	4,169	1,452
Forafric Global PLC (a)(b)	12,774	142,302
Freshpet, Inc. (a)(b)	28,067	2,119,339
Hostess Brands, Inc. Class A (a)	71,753	2,043,525
J&J Snack Foods Corp. (b)	11,277	1,828,340
John B. Sanfilippo & Son, Inc.	5,270	528,845
Lancaster Colony Corp.	16,021	2,646,509
Lifecore Biomedical (a)(b)	22,245	177,960
Lifeway Foods, Inc. (a)	9,131	98,158
Limoneira Co. (b)	11,551	178,001
Mama's Creations, Inc. (a)	18,913	76,219
Mission Produce, Inc. (a)(b)	38,524	366,748
Mondelez International, Inc.	788,847	56,213,237
Moolec Science SA (b)	13,651	44,912
Nuzee, Inc. (a)(b)	12,436	108,815
Oatly Group AB ADR (a)(b)	150,403	184,996
Origin Agritech Ltd. (a)(b)	9,462	33,685
Pilgrim's Pride Corp. (a)	137,051	3,448,203
Pingtan Marine Enterprise Ltd. (a)(b)(c)	62,069	18,621
RiceBran Technologies (a)(b)	2,042	1,097
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	8,354
S&W Seed Co. (a)(b)	18,677	17,558
Seneca Foods Corp. Class A (a)	5,752	277,592
Sovos Brands, Inc. (a)	55,871	1,251,510
Steakholder Foods Ltd. ADR (a)	3,942	3,627
Stryve Foods, Inc. (a)(b)	1,010	3,858
SunOpta, Inc. (a)(b)	66,843	293,441
TDH Holdings, Inc. (a)(b)	1,828	2,175
The Hain Celestial Group, Inc. (a)	48,663	515,341
The Kraft Heinz Co.	706,204	23,368,290
The Simply Good Foods Co. (a)	55,329	1,996,270
Village Farms International, Inc. (a)(b)	42,308	37,130
Vital Farms, Inc. (a)	21,819	257,028
Westrock Coffee Holdings (b)	40,452	406,138
Whole Earth Brands, Inc. Class A (a)(b)	19,675	74,962
		101,377,876
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	32,387	1,321,390
Reynolds Consumer Products, Inc.	120,924	3,300,016
WD-40 Co.	7,823	1,680,928
		6,302,334
Personal Care Products - 0.1%
DSwiss, Inc. (a)(c)(d)	7,648	0
Flora Growth Corp. (a)(b)	4,049	15,508
Guardion Health Sciences, Inc. (a)(b)	527	4,174
Inter Parfums, Inc.	18,808	2,628,042
Jupiter Wellness, Inc. (a)(b)	21,368	23,505
LifeVantage Corp.	9,383	69,434
Mannatech, Inc.	1,514	19,319
Natural Alternatives International, Inc. (a)	4,379	27,018
Natural Health Trends Corp. (b)	3,553	19,186
Nature's Sunshine Products, Inc. (a)	13,052	219,404
Neptune Technologies & Bioressources, Inc. (a)(b)	898	119
Oddity Tech Ltd.	25,146	1,045,822
Olaplex Holdings, Inc. (a)	387,838	1,051,041
Paranovus Entertainment Techno (a)(b)	306	1,144
Shineco, Inc. (a)(b)	3,572	482
The Beauty Health Co. (a)(b)	84,249	518,974
The Honest Co., Inc. (a)(b)	85,048	125,871
Thorne HealthTech, Inc. (a)	24,684	250,049
United-Guardian, Inc.	2,521	19,210
Upexi, Inc. (a)(b)	13,258	23,997
Veru, Inc. (a)(b)	53,437	55,574
Waldencast PLC (a)(b)	32,577	256,381
Zivo Bioscience, Inc. (a)(b)	3,401	6,122
		6,380,376
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	6,867	9,682
Ispire Technology, Inc. (b)	19,321	192,244
		201,926
TOTAL CONSUMER STAPLES		537,287,704
ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	588,698	21,304,981
Championx Corp.	115,054	4,152,299
CSI Compressco LP	68,170	77,714
DMC Global, Inc. (a)	9,930	238,519
Drilling Tools International Corp. (a)(b)	12,668	48,772
ENGlobal Corp. (a)(b)	35,026	11,415
Geospace Technologies Corp. (a)(b)	17,265	165,053
Gulf Island Fabrication, Inc. (a)	18,749	61,122
KLX Energy Services Holdings, Inc. (a)	9,302	96,787
Mammoth Energy Services, Inc. (a)	29,614	137,113
MIND Technology, Inc. (a)	28,716	17,428
NCS Multistage Holdings, Inc. (a)	2,198	37,168
Patterson-UTI Energy, Inc. (b)	125,863	1,779,703
Profire Energy, Inc. (a)	47,414	127,070
ProFrac Holding Corp. (a)(b)	93,478	1,028,258
Recon Technology Ltd. (a)(b)	15,122	5,157
Smart Sand, Inc. (a)	22,511	43,671
Weatherford International PLC (a)	41,815	3,701,464
		33,033,694
Oil, Gas & Consumable Fuels - 0.4%
Aemetis, Inc. (a)(b)	21,068	105,551
Alliance Resource Partners LP	70,985	1,449,514
American Resources Corp. (a)(b)	86,855	114,649
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	180,168	7,898,565
Berry Corp.	49,459	423,864
Bitnile Metaverse, Inc. (a)(b)	443	421
Brooge Energy Ltd. (a)	37,918	187,694
Calumet Specialty Products Partners LP (a)	49,250	863,353
CBL International Ltd. (b)	13,001	20,022
Chesapeake Energy Corp. (b)	77,818	6,864,326
Chord Energy Corp.	23,623	3,815,115
Clean Energy Fuels Corp. (a)(b)	121,128	516,005
Diamondback Energy, Inc.	105,176	15,963,613
Dorchester Minerals LP	21,696	604,451
Epsilon Energy Ltd.	6,275	33,885
EzFill Holdings, Inc. (a)(b)	3,574	12,116
Gevo, Inc. (a)(b)	109,249	143,116
Golar LNG Ltd.	59,599	1,317,138
Green Plains Partners LP	16,394	211,810
Green Plains, Inc. (a)	32,603	1,011,997
Hallador Energy Co. (a)	23,353	250,811
Hammerhead Energy, Inc. Class A (b)	20,422	216,269
HighPeak Energy, Inc. (b)	65,165	959,880
Imperial Petroleum, Inc. (a)(b)	10,346	13,967
Lightbridge Corp. (a)(b)	12,328	53,627
Marine Petroleum Trust	339	1,664
Martin Midstream Partners LP	33,068	98,212
New Fortress Energy, Inc.	119,318	3,703,631
Nextdecade Corp. (a)(b)	113,679	690,032
OPAL Fuels, Inc. (a)(b)	17,077	119,027
Plains All American Pipeline LP	394,000	6,008,500
Plains GP Holdings LP Class A	107,827	1,729,545
PrimeEnergy Corp. (a)	938	90,986
Stabilis Solutions, Inc. (a)(b)	5,194	22,906
StealthGas, Inc. (a)	39,172	190,376
Top Ships, Inc. (a)(b)	2,008	1,506
TORM PLC (b)	47,631	1,174,580
U.S. Energy Corp. (b)	15,098	20,080
Uranium Royalty Corp. (a)(b)	42,856	106,283
Verde Clean Fuels, Inc. (a)(b)	3,630	15,355
Vertex Energy, Inc. (a)(b)	41,719	176,889
Viper Energy Partners LP	40,566	1,128,546
		58,329,877
TOTAL ENERGY		91,363,571
FINANCIALS - 4.0%
Banks - 1.2%
1895 Bancorp of Wisconsin, Inc. (a)	3,059	22,422
1st Source Corp.	12,820	572,926
ACNB Corp.	4,529	144,158
Amalgamated Financial Corp.	18,900	338,688
American National Bankshares, Inc.	6,531	256,015
Ameris Bancorp	41,511	1,691,573
Ames National Corp. (b)	6,067	108,903
Arrow Financial Corp.	10,317	181,682
Auburn National Bancorp., Inc.	551	12,128
BancFirst Corp.	18,889	1,805,411
Bancorp, Inc., Delaware (a)	33,605	1,233,640
Bank First National Corp. (b)	5,614	435,815
Bank of Marin Bancorp	11,894	223,845
Bank OZK	67,557	2,713,765
Bank7 Corp.	3,616	90,834
BankFinancial Corp.	14,628	129,019
Bankwell Financial Group, Inc.	4,285	111,496
Banner Corp.	19,027	828,626
BayCom Corp.	3,947	76,059
BCB Bancorp, Inc.	9,394	106,904
Blue Foundry Bancorp (a)	14,520	134,310
Bogota Financial Corp. (a)	8,810	66,075
BOK Financial Corp.	39,094	3,249,102
Bridgewater Bancshares, Inc. (a)	13,282	138,930
Broadway Financial Corp. (a)	16,771	15,096
Brookline Bancorp, Inc., Delaware	50,034	478,825
Burke & Herbert Financial Services Corp. (b)	3,900	192,933
Business First Bancshares, Inc.	12,618	258,038
BV Financial, Inc. (a)(b)	2,634	25,629
C & F Financial Corp. (b)	2,765	147,430
California Bancorp, Inc. (a)	2,203	41,262
Cambridge Bancorp	3,929	209,062
Camden National Corp.	8,189	268,517
Capital Bancorp, Inc.	5,877	112,545
Capital City Bank Group, Inc.	16,718	510,066
Capitol Federal Financial, Inc.	85,642	485,590
Capstar Financial Holdings, Inc.	13,933	181,965
Carter Bankshares, Inc. (a)	17,756	254,088
Carver Bancorp, Inc. (a)	7,032	19,619
Cathay General Bancorp	43,472	1,548,907
CB Financial Services, Inc.	591	12,772
Central Valley Community Bancorp	8,707	127,296
Chemung Financial Corp. (b)	4,490	176,412
ChoiceOne Financial Services, Inc. (b)	2,947	70,846
Citizens & Northern Corp.	5,069	91,597
Citizens Community Bancorp, Inc.	6,202	64,315
Citizens Financial Services, Inc.	2,229	122,015
Citizens Holding Co. (b)	2,179	22,248
City Holding Co.	8,728	797,390
Civista Bancshares, Inc.	12,037	204,509
CNB Financial Corp., Pennsylvania	11,686	212,802
Coastal Financial Corp. of Washington (a)	7,239	318,878
Codorus Valley Bancorp, Inc.	7,465	151,166
Colony Bankcorp, Inc.	7,282	75,806
Columbia Banking Systems, Inc.	123,693	2,533,233
Columbia Financial, Inc. (a)(b)	68,761	1,179,939
Commerce Bancshares, Inc.	73,098	3,588,381
Community Trust Bancorp, Inc.	8,039	285,385
ConnectOne Bancorp, Inc.	23,646	452,112
CrossFirst Bankshares, Inc. (a)	29,438	316,459
Cullman Bancorp, Inc.	1,695	18,238
CVB Financial Corp.	81,227	1,418,223
Dime Community Bancshares, Inc.	22,773	485,293
Eagle Bancorp Montana, Inc.	2,880	36,403
Eagle Bancorp, Inc.	17,724	426,439
East West Bancorp, Inc.	83,298	4,609,711
Eastern Bankshares, Inc.	101,224	1,362,475
Enterprise Bancorp, Inc.	7,478	216,413
Enterprise Financial Services Corp.	22,406	867,336
Esquire Financial Holdings, Inc.	4,195	196,158
ESSA Bancorp, Inc. (b)	869	13,826
Farmers & Merchants Bancorp, Inc.	8,160	155,856
Farmers National Banc Corp.	18,770	238,379
Fidelity D & D Bancorp, Inc. (b)	2,330	110,407
Fifth Third Bancorp	398,199	10,572,183
Financial Institutions, Inc.	9,689	169,558
First Bancorp, North Carolina	22,629	670,724
First Bancshares, Inc.	15,614	443,281
First Bank Hamilton New Jersey	14,532	166,246
First Busey Corp.	27,899	563,560
First Business Finance Services, Inc.	4,740	149,452
First Capital, Inc. (b)	2,233	73,466
First Citizens Bancshares, Inc.	7,844	10,670,978
First Community Bankshares, Inc.	10,669	329,992
First Community Corp. (b)	3,875	66,960
First Financial Bancorp, Ohio	55,952	1,162,683
First Financial Bankshares, Inc. (b)	83,525	2,398,838
First Financial Corp., Indiana	8,773	322,145
First Financial Northwest, Inc. (b)	9,975	124,688
First Guaranty Bancshares, Inc. (b)	8,053	89,388
First Hawaiian, Inc.	72,880	1,378,161
First Internet Bancorp	8,345	160,725
First Interstate Bancsystem, Inc.	63,592	1,647,669
First Merchants Corp.	33,152	989,256
First Mid-Illinois Bancshares, Inc.	11,244	314,495
First Northwest Bancorp	7,546	97,343
First of Long Island Corp.	15,039	196,409
First Savings Financial Group, Inc.	2,781	44,413
First U.S. Bancshares, Inc.	3,641	31,750
First Western Financial, Inc. (a)	3,616	73,477
Five Star Bancorp	9,325	203,845
Flushing Financial Corp.	19,436	274,436
FNCB Bancorp, Inc. (b)	3,698	21,300
Franklin Financial Services Corp. (b)	854	24,749
FS Bancorp, Inc.	6,150	182,348
Fulton Financial Corp.	96,952	1,292,370
FVCBankcorp, Inc. (a)	7,292	88,744
German American Bancorp, Inc.	16,332	472,485
Great Southern Bancorp, Inc.	7,786	392,959
Greene County Bancorp, Inc.	10,452	301,122
Grupo Financiero Galicia SA sponsored ADR (b)	30,914	558,925
Hancock Whitney Corp.	49,885	2,057,756
Hanmi Financial Corp.	18,233	315,796
HarborOne Bancorp, Inc.	36,797	366,866
Hawthorn Bancshares, Inc.	2,980	49,170
HBT Financial, Inc.	16,600	310,420
Heartland Financial U.S.A., Inc.	29,421	901,459
Heritage Commerce Corp.	41,991	364,062
Heritage Financial Corp., Washington	21,942	377,841
Hingham Institution for Savings (b)	1,454	289,622
HMN Financial, Inc.	3,382	66,456
Home Bancorp, Inc.	7,434	242,794
Home Federal Bancorp, Inc. (b)	813	12,203
HomeStreet, Inc.	11,829	111,784
HomeTrust Bancshares, Inc.	11,346	259,256
Hope Bancorp, Inc.	64,741	626,045
Horizon Bancorp, Inc. Indiana	24,746	276,908
Huntington Bancshares, Inc.	848,462	9,409,444
Independent Bank Corp.	26,861	1,451,031
Independent Bank Corp.	10,908	208,234
Independent Bank Group, Inc.	23,847	1,006,343
Inter & Co., Inc. Class A (a)(b)	169,368	691,021
International Bancshares Corp.	38,617	1,729,269
Investar Holding Corp.	8,715	114,167
John Marshall Bankcorp, Inc.	7,918	139,911
Kearny Financial Corp.	43,102	319,386
Lakeland Bancorp, Inc.	32,751	442,466
Lakeland Financial Corp.	14,621	762,193
Landmark Bancorp, Inc.	3,064	58,798
LCNB Corp. (b)	12,147	181,112
Luther Burbank Corp.	22,484	204,380
Macatawa Bank Corp.	20,908	191,517
Magyar Bancorp, Inc.	3,540	38,728
Mainstreet Bancshares, Inc.	1,715	38,793
Mercantile Bank Corp.	10,866	362,707
Meridian Corp.	3,732	43,664
Metrocity Bankshares, Inc.	11,608	226,356
Mid Penn Bancorp, Inc.	7,980	174,682
Middlefield Banc Corp. (b)	2,769	71,800
Midland States Bancorp, Inc.	11,372	252,458
MidWestOne Financial Group, Inc.	11,723	250,403
MVB Financial Corp.	6,258	147,313
National Bankshares, Inc. (b)	4,034	106,175
NBT Bancorp, Inc.	26,897	925,795
Northeast Bank	7,547	320,672
Northeast Community Bancorp, Inc. (b)	1,901	30,150
Northfield Bancorp, Inc.	31,683	333,939
Northrim Bancorp, Inc.	5,057	210,017
Northwest Bancshares, Inc.	66,416	730,576
Norwood Financial Corp.	3,432	93,110
Oak Valley Bancorp Oakdale California	5,385	135,217
OceanFirst Financial Corp.	33,684	568,249
Old National Bancorp, Indiana	170,141	2,596,352
Old Point Financial Corp.	2,955	53,870
Old Second Bancorp, Inc.	25,984	375,988
OP Bancorp	5,419	51,155
OptimumBank Holdings, Inc. (a)	3,813	11,858
Orange County Bancorp, Inc. (b)	2,906	135,100
Orrstown Financial Services, Inc.	7,486	161,698
Pacific Premier Bancorp, Inc.	55,843	1,285,506
PacWest Bancorp	70,733	562,327
Parke Bancorp, Inc.	4,103	70,859
Partners Bancorp	4,331	32,916
Pathward Financial, Inc.	17,376	856,116
Patriot National Bancorp, Inc. (a)	1,781	14,355
PB Bankshares, Inc. (a)(b)	871	11,158
PCB Bancorp	9,838	157,900
Peapack-Gladstone Financial Corp.	10,114	275,809
Penns Woods Bancorp, Inc. (b)	4,912	127,908
Peoples Bancorp of North Carolina (b)	3,497	73,647
Peoples Bancorp, Inc.	19,099	492,181
Peoples Financial Services Corp. (b)	4,449	193,976
Pinnacle Financial Partners, Inc.	45,098	3,001,723
Pioneer Bancorp, Inc. (a)	10,879	98,020
Plumas Bancorp	2,105	73,549
Ponce Financial Group, Inc. (a)	13,052	104,285
Popular, Inc.	42,175	2,879,709
Preferred Bank, Los Angeles	7,653	475,328
Premier Financial Corp.	24,001	452,179
Primis Financial Corp.	16,511	146,618
Princeton Bancorp, Inc.	4,666	136,574
Provident Bancorp, Inc.	14,544	142,822
QCR Holdings, Inc.	8,225	431,484
RBB Bancorp	8,755	119,331
Red River Bancshares, Inc.	3,386	160,090
Renasant Corp.	30,808	858,003
Republic Bancorp, Inc., Kentucky Class A	10,388	461,643
Richmond Mutual Bancorp., Inc. (b)	1,852	21,057
Riverview Bancorp, Inc.	15,015	88,889
S&T Bancorp, Inc.	26,065	738,421
Sandy Spring Bancorp, Inc.	26,534	590,116
SB Financial Group, Inc.	4,710	67,824
Seacoast Banking Corp., Florida	48,482	1,144,660
Shore Bancshares, Inc.	20,732	229,711
Sierra Bancorp	9,675	192,339
Simmons First National Corp. Class A	79,631	1,419,024
SmartFinancial, Inc.	10,154	231,207
Sound Financial Bancorp, Inc.	1,189	44,671
South Plains Financial, Inc.	9,325	244,595
Southern California Bancorp (a)	474	6,683
Southern First Bancshares, Inc. (a)	4,670	131,274
Southern Missouri Bancorp, Inc.	6,368	269,366
Southern States Bancshares, Inc. (b)	3,439	78,787
Southside Bancshares, Inc. (b)	16,588	499,299
Southstate Corp.	44,763	3,236,365
Sterling Bancorp, Inc. (a)	23,636	139,216
Stock Yards Bancorp, Inc.	19,408	888,886
Summit Financial Group, Inc.	11,557	284,302
Summit State Bank	3,743	59,177
TC Bancshares, Inc. (b)	3,351	45,406
Territorial Bancorp, Inc.	4,189	43,021
Texas Capital Bancshares, Inc. (a)	28,669	1,790,092
The First Bancorp, Inc.	6,787	167,096
Third Coast Bancshares, Inc. (a)	9,897	186,262
Timberland Bancorp, Inc./Washington	5,704	161,765
TowneBank	42,448	1,001,773
Trico Bancshares	18,864	647,790
Triumph Bancorp, Inc. (a)	13,714	880,850
Trustco Bank Corp., New York	10,680	304,060
Trustmark Corp.	33,488	771,564
UMB Financial Corp.	28,273	1,787,136
Union Bankshares, Inc.	2,283	50,911
United Bankshares, Inc., West Virginia	78,785	2,369,853
United Community Bank, Inc.	66,126	1,785,402
United Security Bancshares, California	1,456	10,425
Unity Bancorp, Inc.	6,284	151,853
Univest Corp. of Pennsylvania	13,955	251,050
USCB Financial Holdings, Inc. (a)	5,067	55,585
Valley National Bancorp	299,036	2,745,150
Veritex Holdings, Inc.	33,332	626,975
VersaBank (b)	1,224	10,465
Virginia National Bankshares C (b)	1,549	51,179
Washington Federal, Inc.	37,556	1,020,772
Washington Trust Bancorp, Inc.	8,141	227,948
WesBanco, Inc.	35,638	903,780
West Bancorp., Inc.	9,814	181,755
Westamerica Bancorp.	15,600	686,868
Western New England Bancorp, Inc. (b)	19,217	121,067
William Penn Bancorp, Inc. (b)	6,289	77,480
Wintrust Financial Corp.	36,131	2,804,127
WSFS Financial Corp.	38,651	1,518,984
Zions Bancorp NA	87,030	3,089,565
		159,916,168
Capital Markets - 1.3%
AGM Group Holdings, Inc. (a)	12,918	22,477
Alti Global, Inc. Class A (a)(b)	37,389	273,314
ARYA Sciences Acquisition Corp. IV Class A (a)(b)	7,820	83,752
Avantax, Inc. (a)	25,544	534,380
B. Riley Financial, Inc. (b)	15,920	815,184
BGC Group, Inc. Class A	186,493	921,275
Capital Southwest Corp.	11,251	248,197
Carlyle Group LP	206,515	6,680,760
Chavant Capital Acquisition Corp. (a)	3,004	33,044
CME Group, Inc.	207,927	42,142,644
Coinbase Global, Inc. (a)(b)	108,647	8,648,301
Coliseum Acquisition Corp. Class A (a)	1,078	11,427
Compass Digital Acquisition Corp. (a)	13,835	144,714
CONX Corp. Class A (a)	52,880	547,308
Crescent Capital BDC, Inc. (b)	12,883	211,024
Diamond Hill Investment Group, Inc.	1,539	259,722
Focus Financial Partners, Inc. Class A (a)	30,790	1,631,870
Freedom Holding Corp. (a)(b)	34,184	3,360,971
Frontier Investment Corp. Class A (a)	2,054	21,403
Futu Holdings Ltd. ADR (a)	55,804	3,325,918
GCM Grosvenor, Inc. Class A (b)	25,647	195,943
Golden Arrow Merger Corp. Class A (a)	14,830	156,457
Good Works II Acquisition Corp. (a)(c)	1,091	0
Hamilton Lane, Inc. Class A	20,275	1,881,317
Hennessy Advisors, Inc. (b)	4,729	32,677
Heritage Global, Inc. (a)	28,350	94,406
Horizon Technology Finance Corp.	7,992	94,945
Hywin Holdings Ltd. ADR (a)(b)	6,913	49,704
Interactive Brokers Group, Inc.	58,557	5,333,372
Investcorp Credit Management BDC, Inc.	16,938	66,905
Kernel Group Holdings, Inc. (a)	16,105	168,458
Khosla Ventures Acquisition Co. (a)	24,911	266,548
Lion Group Holding Ltd. ADR (a)(b)	237	832
Logan Ridge Finance Corp.	3,628	76,369
LPL Financial	44,972	10,370,093
Magic Empire Global Ltd. (b)	8,293	9,869
MarketAxess Holdings, Inc.	21,528	5,186,741
MarketWise, Inc. Class A	17,442	23,547
Morningstar, Inc.	24,213	5,633,639
NASDAQ, Inc.	279,277	14,656,457
New Mountain Finance Corp.	53,270	680,258
Northern Trust Corp.	119,392	9,082,149
Open Lending Corp. (a)	64,281	530,318
Patria Investments Ltd.	31,353	452,110
Perella Weinberg Partners Class A	23,081	243,043
PhenixFIN Corp. (a)(b)	762	28,956
Portage Fintech Acquisition Corp. Class A (a)	3,483	36,084
Prestige Wealth, Inc. (b)	4,836	30,950
Puyi, Inc. ADR (a)	12,308	62,155
Quadro Acquisition One Corp. (a)	7,900	84,530
Robinhood Markets, Inc. (a)	445,554	4,852,083
Runway Growth Finance Corp. (b)	18,253	238,019
SEI Investments Co.	71,856	4,459,383
Siebert Financial Corp. (a)(b)	14,080	29,568
Silvercrest Asset Management Group Class A	8,360	161,097
StepStone Group, Inc. Class A	38,064	1,175,036
StoneX Group, Inc. (a)	10,664	1,001,136
T. Rowe Price Group, Inc.	128,824	14,457,918
Top Financial Group Ltd. (a)	19,596	110,717
Top KingWin Ltd. (A Shares) (b)	2,225	3,071
TPG, Inc. (b)	39,979	1,124,209
Tradeweb Markets, Inc. Class A	65,457	5,657,449
Trinity Capital, Inc. (b)	14,443	211,590
Twelve Seas Investment Co. II (a)(b)	11,364	124,777
U.S. Global Investors, Inc. Class A	8,407	25,305
Up Fintech Holdings Ltd. ADR (a)(b)	71,652	351,811
Value Line, Inc.	5,984	319,605
Victory Capital Holdings, Inc.	39,877	1,372,566
Vinci Partners Investments Ltd.	27,294	282,220
Virtu Financial, Inc. Class A	59,093	1,107,403
Virtus Investment Partners, Inc.	4,472	926,151
XP, Inc. Class A	252,695	6,403,291
		169,840,922
Consumer Finance - 0.2%
7GC & Co. Holdings, Inc. Class A (a)	32,674	342,424
Atlanticus Holdings Corp. (a)(b)	8,115	283,214
Consumer Portfolio Services, Inc. (a)(b)	11,397	105,650
Credit Acceptance Corp. (a)(b)	7,379	3,702,561
Encore Capital Group, Inc. (a)(b)	13,454	630,454
EZCORP, Inc. (non-vtg.) Class A (a)(b)	28,924	243,251
FirstCash Holdings, Inc.	26,698	2,384,665
Jiayin Group, Inc. ADR (b)	7,317	40,390
Katapult Holdings, Inc. (a)(b)	1,863	24,778
LendingTree, Inc. (a)	11,859	224,254
LexinFintech Holdings Ltd. ADR	76,837	199,008
Medallion Financial Corp. (b)	10,141	85,184
Mogo, Inc. (a)(b)	7,509	11,188
Navient Corp.	74,042	1,306,841
NerdWallet, Inc. (a)	28,927	260,343
Nicholas Financial, Inc. (a)(b)	5,880	29,576
Oportun Financial Corp. (a)	16,861	118,027
Pintec Technology Holdings Ltd. ADR (a)	4,579	5,266
PRA Group, Inc. (a)	22,082	430,157
Qifu Technology, Inc. ADR	78,772	1,339,124
Senmiao Technology Ltd. (a)(b)	1,673	778
SLM Corp.	144,139	2,052,539
SoFi Technologies, Inc. (a)(b)	545,746	4,726,160
Upstart Holdings, Inc. (a)(b)	48,031	1,545,157
World Acceptance Corp. (a)(b)	3,875	522,389
		20,613,378
Financial Services - 0.7%
10X Capital Venture Acquisition Corp. II (a)	12,375	133,031
26 Capital Acquisition Corp. Class A (a)	12,701	145,299
A SPAC I Acquisition Corp. (a)	1,374	14,757
A SPAC II Acquisition Corp. (a)	1,433	15,405
A-Mark Precious Metals, Inc.	13,443	458,675
Acacia Research Corp. (a)	32,872	125,242
Accretion Acquisition Corp. (a)	29,997	314,819
Ace Global Business Acquisition Ltd. (a)	1,698	19,612
Achari Ventures Holdings Corp. I (a)	6,078	64,852
Aetherium Acquisition Corp. Class A (a)	2,757	30,051
Affirm Holdings, Inc. (a)(b)	138,318	2,878,398
Agba Group Holding Ltd. (a)(b)	16,117	10,154
Alerus Financial Corp. (b)	9,517	185,582
Alpha Partners Technology Merger Corp. (a)	7,353	77,721
AltEnergy Acquisition Corp. Class A (a)	6,664	69,905
Altitude Acquisition Corp. Class A (a)	41,617	421,580
American Acquisition Opportunity, Inc. Class A (a)	274	2,918
Anzu Special Acquisition Corp. I Class A (a)	17,543	182,096
AppTech Payments Corp. (a)(b)	8,070	25,178
APx Acquisition Corp. I (a)	4,358	47,415
Armada Acquisition Corp. I (a)	5,183	54,577
Arogo Capital Acquisition Corp. Class A (a)	1,679	17,982
Arrowroot Acquisition Corp. Class A (a)	14,007	147,914
Artemis Strategic Investment Corp. (a)	10,298	108,953
Atlantic Coastal Acquisition Corp. Class A (a)(c)	24,695	255,593
Atlantic Coastal Acquisition Corp. II (a)	21,746	228,550
Aurora Technology Acquisition Corp. Class A (a)	7,899	85,704
AvidXchange Holdings, Inc. (a)	112,661	1,158,155
Better Home & Finance Holding Class A (a)(b)	5,604	5,184
BioPlus Acquisition Corp. (a)	6,657	71,896
Bleuacacia Ltd. Class A (a)	50,133	524,391
Blockchain Coinvestors Acquisition Corp. I Class A (a)	8,779	94,638
Blue Ocean Acquisition Corp. Class A (a)	3,314	35,394
Blue World Acquisition Corp. (a)	1,613	17,420
Breeze Holdings Acquisition Corp. (a)	4,436	49,861
Bridgetown Holdings Ltd. Class A (a)	69,506	717,302
Brilliant Acquisition Corp. (a)(b)	3,624	41,241
Burtech Acquisition Corp. (a)	3,639	38,137
byNordic Acquisition Corp. (a)	1,751	18,946
BYTE Acquisition Corp. Class A (a)	22,411	239,349
Cactus Acquisition Corp. 1 Ltd. (a)	5,172	56,116
Canna-Global Acquisition Corp. (a)	10,398	111,779
Cantaloupe, Inc. (a)	40,019	316,950
Cartesian Growth Corp. II (a)	5,956	63,967
Cascadia Acquisition Corp. Class A (a)	2,973	36,657
Cass Information Systems, Inc. (b)	9,021	345,865
CF Acquisition Corp. IV Class A (a)	47,181	498,231
CF Acquisition Corp. VII Class A (a)	4,271	45,443
CF Acquisition Corp. VIII Class A (a)(b)	11,894	120,367
Chain Bridge I Class A (a)	12,581	134,743
Chenghe Acquisition Co. Class A (a)	934	10,097
Clean Earth Acquisitions Corp. Class A (a)	13,802	145,059
Clean Energy Special Situations Corp. (a)	13,177	137,041
Clean Energy Special Situations Corp. rights (a)(c)	13,177	0
ClimateRock Class A (a)	1,009	10,867
Corner Growth Acquisition Corp. (a)	56,198	610,872
Corner Growth Acquisition Corp. 2 Class A (a)	11,847	129,725
Crixus BH3 Acquisition Co. (a)	4,612	48,288
Data Knights Acquisition Corp. Class A (a)	4,680	53,680
Deep Medicine Acquisition Corp. Class A (a)	17,971	207,924
Denali Capital Acquisition Corp. Class A (a)	1,252	13,609
DHC Acquisition Corp. (a)	12,386	130,053
Digital Health Acquisition Corp. (a)	1,431	17,129
Digital Transformation Opportunities Corp. (a)	13,139	137,828
Digital World Acquisition Corp. (a)	17,141	281,455
Disruptive Acquisition Corp. I (a)	16,328	168,178
Dlocal Ltd. (a)	93,600	2,006,784
DP Cap Acquisition Corp. I Class A (a)	13,527	143,792
Dune Acquisition Corp. (a)	26,599	267,852
Edify Acquisition Corp. (a)	21,442	232,860
Edoc Acquisition Corp. Class A (a)	1,542	17,409
EdtechX Holdings Acquisition Corp. II (a)(b)(c)	600	39,000
Enact Holdings, Inc.	94,039	2,695,158
Energem Corp. Class A (a)	2,351	26,308
ESGEN Acquisition Corp. Class A (a)	19,076	210,790
Euronet Worldwide, Inc. (a)	27,816	2,430,006
ExcelFin Acquisition Corp. Class A (a)	12,469	131,548
Fat Projects Acquisition Corp. (a)	20,151	222,669
Feutune Light Acquisition Corp. Class A (a)	6,342	67,542
Finnovate Acquisition Corp. Class A (a)	10,151	109,631
FinServ Acquisition Corp. II Class A (a)(b)	23,391	237,185
Fintech Ecosystem Development Corp. Class A (a)	6,729	72,202
FlexShopper, Inc. (a)(b)	15,072	14,650
Flywire Corp. (a)	61,405	2,123,385
Focus Impact Acquisition Corp. Class A (a)	6,444	69,209
Forbion European Acquisition Corp. Class A (a)	201	2,197
Future FinTech Group, Inc. (a)(b)	9,290	12,634
Future Health ESG Corp. (a)	3,358	34,822
Future Health ESG Corp. warrants 12/31/28 (a)(c)	3,358	0
Genesis Growth Tech Acquisition Corp. (a)(b)	712	8,199
Global Blockchain Acquisition Corp. (a)	5,501	57,816
Global Partner Acquisition Corp. II Class A (a)	17,671	192,614
Global Systems Dynamics, Inc. (a)	3,884	42,802
Global Technology Acquisition Corp. I Class A (a)	10,407	111,147
Globalink Investment, Inc. (a)	3,677	38,976
Goal Acquisitions Corp. (a)	26,496	277,678
Gores Holdings IX, Inc. (a)	17,849	184,737
Growth For Good Acquisition Corp. (a)(b)	4,590	38,648
HCM Acquisition Corp. (a)	2,102	23,017
Healthcare AI Acquisition Corp. (a)	12,820	140,892
Healthwell Acquisition Corp. I (a)	6,406	66,110
Hennessy Capital Investment Corp. VI Class A (a)	15,376	158,834
HHG Capital Corp. (a)	1,448	16,087
Home Plate Acquisition Corp. (a)	6,074	63,534
i3 Verticals, Inc. Class A (a)	11,916	281,813
Inception Growth Acquisition Ltd. (a)	14,440	152,342
Industrial Tech Acquisitions II, Inc. (a)	3,192	34,282
Innovative International Acquisition Corp. Class A (a)	9,297	104,405
Integral Acquisition Corp. 1 (a)	1,063	11,321
International Media Acquisition Corp. (a)	6,960	78,857
International Money Express, Inc. (a)	33,716	583,287
Investcorp Europe Acquisition Corp. I (a)	11,247	121,693
Investcorp India Acquisition Corp. (a)	1,467	15,785
Iris Acquisition Corp. Class A (a)	29,112	301,309
IX Acquisition Corp. Class A (a)	10,419	112,942
Jack Henry & Associates, Inc.	41,830	6,558,107
Jet.Ai, Inc. Class A (a)(b)	7,561	27,522
Jupiter Acquisition Corp. (a)	5,254	54,116
Keyarch Acquisition Corp. (a)	1,883	19,922
L Catterton Asia Acquisition Corp. Class A (a)	1,767	18,730
LAMF Global Ventures Corp. I (a)	13,867	146,990
Landcadia Holdings IV, Inc. Class A (a)	43,419	448,952
LatAmGrowth SPAC (a)	4,041	43,481
Lesaka Technologies, Inc. (a)(b)	31,755	125,115
LF Capital Acquisition Corp. II (a)	48,609	526,922
Liberty Resources Acquisition Corp. Class A (a)	3,303	36,003
LIV Capital Acquisition Corp. II (a)	1,805	19,494
LM Funding America, Inc. (a)	6,078	3,502
Maquia Capital Acquisition Corp. Class A (a)	23,638	275,383
Marblegate Acquisition Corp. (a)	13,895	143,119
Marqeta, Inc. Class A (a)	276,757	1,702,056
Mercato Partners Acquisition Corp. Class A (a)	3,381	36,008
Merchants Bancorp	24,579	716,969
Metal Sky Star Acquisition Corp. (a)	10,593	114,298
Monterey Innovation Acquisitio (a)	13,454	150,012
Moringa Acquisition Corp. Class A (a)	5,285	56,708
Mountain & Co. I Acquisition Corp. (a)	6,280	69,582
Mountain Crest Acquisition Corp. IV (a)	2,322	24,892
Mountain Crest Acquisition Corp. V (a)	17,855	190,334
Mr. Cooper Group, Inc. (a)	40,845	2,314,278
New Providence Acquisition Corp. II Class A (a)	5,325	55,859
Newbury Street Acquisition Corp. (a)	6,961	73,299
Newcourt Acquisition Corp. Class A (a)(b)	10,488	117,780
Newtekone, Inc. (b)	13,878	248,555
NMI Holdings, Inc. (a)	48,402	1,385,265
Nocturne Acquisition Corp. (a)	17,571	197,322
Northern Revival Acquisition C Class A (a)	11,942	128,018
Nova Vision Acquisition Corp. (a)	150	1,674
Nuvei Corp. (d)	37,066	669,783
OCA Acquisition Corp. Class A (a)	8,868	93,912
OceanTech Acquisitions I Corp. Class A (a)	1,749	19,256
OmniLit Acquisition Corp. Class A (a)	2,506	26,363
Onyx Acquisition Co. I Class A (a)	10,960	120,012
OPY Acquisition Corp. I Class A (a)	1,750	18,200
Oxus Acquisition Corp. (a)	8,028	87,505
Payoneer Global, Inc. (a)	200,796	1,242,927
PayPal Holdings, Inc. (a)	648,702	40,550,362
Paysign, Inc. (a)	29,027	65,311
PepperLime Health Acquisition Corp. Class A (a)	7,163	77,074
Perception Capital Corp. II Class A (a)	6,893	76,168
Phoenix Biotech Acquisition Corp. (a)	10,588	114,456
PHP Ventures Acquisition Corp. Class A (a)	1,807	19,714
Plum Acquisition Corp. I Class A (a)	5,279	56,591
Pono Capital Two, Inc.	1,883	19,903
Power & Digital Infrastructure Acquisition II Corp. (a)	13,806	146,206
PowerUp Acquisition Corp. Class A (a)	5,490	59,896
Priority Technology Holdings, Inc. (a)	38,686	143,525
Priveterra Acquisition Corp. Ii Class A (a)	22,661	244,059
Prospector Capital Corp. Class A (a)	31,408	334,495
Redwoods Acquisition Corp. (a)	9,727	103,301
Relativity Acquisition Corp. Class A (a)(c)	3,558	43,692
Remitly Global, Inc. (a)	100,794	2,534,969
Repay Holdings Corp. (a)	52,937	488,079
Revelstone Capital Acquisition Corp. (a)	3,211	33,876
RF Acquisition Corp. (a)	385	4,083
RMG Acquisition Corp. III Class A (a)	23,202	244,781
Rose Hill Acquisition Corp. Class A (a)	5,199	61,556
Rosecliff Acquisition Corp. I (a)	14,419	147,434
Roth CH Acquisition V Co. (a)	9,625	100,389
Ryvyl, Inc. (a)(b)	29,768	35,424
Schultze Special Purpose Acquisition Corp. II Class A (a)	1,986	21,012
Screaming Eagle Acquisition Corp. (a)	23,635	246,277
Security National Financial Corp. Class A	8,162	66,928
Semper Paratus Acquisition Corp. Class A (a)	5,967	64,324
SEP Acquisition Corp. Class A (a)	3,822	40,743
SHUAA Partners Acquisition Corp. I Class A (a)	3,561	38,566
SILVERspac, Inc. Class A (a)	5,375	56,169
Sizzle Acquisition Corp. (a)	10,451	112,766
SK Growth Opportunities Corp. (a)	11,427	122,155
Slam Corp. (a)	24,426	262,824
SportsMap Tech Acquisition Corp. (a)	7,111	75,732
StoneBridge Acquisition Corp. (a)	7,553	83,310
StoneCo Ltd. Class A (a)	170,243	2,087,179
Swiftmerge Acquisition Corp. Class A (a)	2,517	26,378
SWK Holdings Corp. (a)(b)	5,279	83,144
Target Global Acquisition I Corp. (a)	2,760	29,863
TFS Financial Corp. (b)	171,062	2,328,154
TG Venture Acquisition Corp. (a)	3,903	41,372
The OLB Group, Inc. (a)(b)	1,982	1,290
Thunder Bridge Capital Partner IV, Inc. (a)	4,969	50,386
Thunder Bridge Capital Partners III, Inc. Class A (a)	19,136	198,058
TKB Critical Technologies 1 Class A (a)	29,046	309,921
TLGY Acquisition Corp. (a)	1,607	17,532
TradeUP Acquisition Corp. (a)	1,582	11,549
TriSalus Life Sciences, Inc. Class A (a)(b)	17,239	117,053
Usio, Inc. (a)	12,705	20,836
UTA Acquisition Corp. Class A (a)	7,025	74,887
Vahanna Tech Edge Acquisition I Corp. (a)(b)	2,626	30,330
Valuence Merger Corp. I Class A (a)	960	10,502
Vision Sensing Acquisition Corp. Class A (a)	3,608	39,291
Waterstone Financial, Inc.	16,746	207,818
Welsbach Technology Metals Acquisition Corp. (a)	1,791	19,217
Western Acquisition Ventures Corp. (a)	1,125	12,431
WinVest Acquisition Corp. (a)	1,876	20,411
Worldwide Webb Acquisition Corp. Class A (a)	3,166	33,243
Yotta Acquisition Corp. (a)	5,156	54,396
		98,382,176
Insurance - 0.6%
Abacus Life, Inc. (a)(b)	19,820	181,155
American Coastal Insurance Cor (a)(b)	24,887	186,528
Amerisafe, Inc.	9,587	496,607
Arch Capital Group Ltd. (a)	216,308	16,625,433
Atlantic American Corp.	8,809	17,354
Brighthouse Financial, Inc. (a)	38,115	1,892,791
BRP Group, Inc. (a)(b)	37,986	1,010,048
Cincinnati Financial Corp.	91,430	9,672,380
Conifer Holdings, Inc. (a)	3,312	4,571
Donegal Group, Inc. Class A	18,229	266,326
eHealth, Inc. (a)	15,654	122,414
Enstar Group Ltd. (a)	9,292	2,353,571
Erie Indemnity Co. Class A	26,833	7,479,162
Fanhua, Inc. ADR (a)	18,931	127,027
FG Financial Group, Inc.	3,213	4,723
GoHealth, Inc. (a)(b)	5,108	81,166
Goosehead Insurance (a)(b)	13,644	953,170
Greenlight Capital Re, Ltd. (a)	7,844	86,519
Hallmark Financial Services, Inc. (a)	824	1,846
Huize Holding Ltd. ADR (a)(b)	8,820	9,702
International General Insurance Holdings Ltd. (b)	24,436	258,533
Investors Title Co.	1,165	167,632
James River Group Holdings Ltd.	24,967	363,520
Kingstone Companies, Inc.	5,340	10,894
Maiden Holdings Ltd. (a)(b)	52,310	89,450
Midwest Holding, Inc. (a)(b)	1,575	41,454
National Western Life Group, Inc.	1,897	862,262
NI Holdings, Inc. (a)	13,483	172,043
Oxbridge Re Holdings Ltd. (a)	5,511	6,448
Palomar Holdings, Inc. (a)	14,396	734,340
Principal Financial Group, Inc.	141,427	10,990,292
Reliance Global Group, Inc. (a)(b)	213	498
Root, Inc. (a)(b)	5,335	61,032
Safety Insurance Group, Inc.	8,823	607,640
Selective Insurance Group, Inc.	35,297	3,501,815
Skyward Specialty Insurance Group, Inc. (b)	20,544	499,630
Tian Ruixiang Holdings Ltd. (a)	301	442
Tiptree, Inc.	21,813	384,345
Trupanion, Inc. (a)(b)	24,141	717,712
United Fire Group, Inc.	16,750	331,148
Vericity, Inc. (a)	6,650	32,319
Willis Towers Watson PLC	61,612	12,738,897
		74,144,839
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	373,201	3,698,422
Manhattan Bridge Capital, Inc. (b)	8,746	41,981
New York Mortgage Trust, Inc.	71,130	677,158
Seven Hills Realty Trust	921	10,039
		4,427,600
TOTAL FINANCIALS		527,325,083
HEALTH CARE - 7.8%
Biotechnology - 4.4%
180 Life Sciences Corp. (a)	844	557
2seventy bio, Inc. (a)	27,817	144,370
4D Molecular Therapeutics, Inc. (a)	23,849	388,262
4D Pharma PLC ADR (a)(b)(c)	2,099	3,463
89Bio, Inc. (a)	41,763	715,818
Aadi Bioscience, Inc. (a)	11,601	73,086
Abcam PLC ADR (a)	130,645	2,955,190
Abeona Therapeutics, Inc. (a)(b)	5,772	25,570
Absci Corp. (a)	47,941	85,814
ABVC BioPharma, Inc. (a)(b)	4,991	6,538
AC Immune SA (a)	40,914	132,971
ACADIA Pharmaceuticals, Inc. (a)	95,418	2,578,194
Acelyrin, Inc.	55,880	1,415,440
Achieve Life Sciences, Inc. (a)(b)	10,358	51,376
Achilles Therapeutics PLC ADR (a)	21,590	19,658
Acorda Therapeutics, Inc. (a)(b)	306	3,657
Acrivon Therapeutics, Inc.	12,387	145,176
Acumen Pharmaceuticals, Inc. (a)(b)	32,313	194,524
Acurx Pharmaceuticals, Inc. (a)(b)	8,683	16,758
Adagene, Inc. ADR (a)	10,309	14,845
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	6,549
rights (a)(c)	26,195	2,881
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	117,909	91,993
Adicet Bio, Inc. (a)	21,229	42,458
Aditxt, Inc. (a)(b)	45	2,475
ADMA Biologics, Inc. (a)	121,776	468,838
Adverum Biotechnologies, Inc. (a)	50,426	87,741
Aeglea BioTherapeutics, Inc. (a)(b)	34,317	19,732
Aeglea BioTherapeutics, Inc. rights (a)(c)	34,317	0
Aerovate Therapeutics, Inc. (a)(b)	13,597	216,056
Aeterna Zentaris, Inc. (a)(b)	3,659	9,806
Affimed NV (a)	135,947	73,955
Agenus, Inc. (a)	199,662	275,534
Agios Pharmaceuticals, Inc. (a)	32,726	897,674
Aileron Therapeutics, Inc. (a)(b)	4,039	6,664
Ainos, Inc. (a)(b)	9,901	5,931
Akebia Therapeutics, Inc. (a)	108,264	150,487
Akero Therapeutics, Inc. (a)	31,661	1,571,335
Akouos, Inc. (CVR) (c)	22,594	18,301
Alaunos Therapeutics, Inc. (a)(b)	133,508	18,825
Albireo Pharma, Inc. rights (a)(c)	10,788	0
Aldeyra Therapeutics, Inc. (a)	31,080	231,857
Alector, Inc. (a)	43,832	238,884
Aligos Therapeutics, Inc. (a)	30,622	26,366
Alkermes PLC (a)	94,803	2,767,300
Allakos, Inc. (a)(b)	45,871	132,108
Allogene Therapeutics, Inc. (a)(b)	79,583	309,578
Allovir, Inc. (a)(b)	63,966	200,214
Alnylam Pharmaceuticals, Inc. (a)	72,484	14,338,785
Alpine Immune Sciences, Inc. (a)	26,760	330,486
Alterity Therapeutics Ltd. ADR (a)(b)	1,212	3,285
Altimmune, Inc. (a)(b)	64,125	162,236
Alvotech SA (a)(b)	51,529	510,137
ALX Oncology Holdings, Inc. (a)(b)	22,550	96,063
Alzamend Neuro, Inc. (a)(b)	40,587	10,642
Amarin Corp. PLC ADR (a)(b)	214,385	225,104
Ambrx Biopharma, Inc. ADR (a)	29,599	417,938
Amgen, Inc.	310,225	79,523,077
Amicus Therapeutics, Inc. (a)	168,225	2,156,645
AnaptysBio, Inc. (a)	15,023	295,653
Anavex Life Sciences Corp. (a)(b)	53,320	421,228
Anika Therapeutics, Inc. (a)	7,769	138,677
Anixa Biosciences, Inc. (a)(b)	24,102	88,454
Annexon, Inc. (a)(b)	25,755	70,826
Apellis Pharmaceuticals, Inc. (a)	67,413	2,845,503
Apogee Therapeutics, Inc.	16,829	386,057
Apollomics, Inc. (b)	13,427	64,114
Applied Therapeutics, Inc. (a)	28,271	37,600
Aptevo Therapeutics, Inc. (a)	7,524	3,311
Aptorum Group Ltd. (a)	2,413	5,284
Aptose Biosciences, Inc. (a)(b)	2,162	8,540
AquaBounty Technologies, Inc. (a)(b)	39,718	10,883
Aravive, Inc. (a)(b)	28,938	4,312
Arbutus Biopharma Corp. (a)	118,928	241,424
ARCA Biopharma, Inc. (a)(b)	25,116	51,237
Arcellx, Inc. (a)	27,364	980,726
Arcturus Therapeutics Holdings, Inc. (a)	15,322	465,023
Arcutis Biotherapeutics, Inc. (a)	34,349	293,340
Ardelyx, Inc. (a)	122,950	523,767
Argenx SE ADR (a)	17,376	8,731,266
Arrowhead Pharmaceuticals, Inc. (a)	63,182	1,746,350
Ars Pharmaceuticals, Inc. (a)(b)	54,262	384,718
Ascendis Pharma A/S sponsored ADR (a)	33,125	3,246,913
Aslan Pharmaceuticals Ltd. ADR (a)	7,968	16,972
Assembly Biosciences, Inc. (a)	29,090	28,796
Astria Therapeutics, Inc. (a)	14,520	129,228
Atara Biotherapeutics, Inc. (a)	70,653	103,153
Athersys, Inc. (a)(b)	5,183	2,528
Atossa Therapeutics, Inc. (a)(b)	65,687	51,886
Atreca, Inc. (a)(b)	11,273	4,155
aTyr Pharma, Inc. (a)	16,950	28,815
Aura Biosciences, Inc. (a)	19,371	201,071
Aurinia Pharmaceuticals, Inc. (a)(b)	81,739	741,373
Autolus Therapeutics PLC ADR (a)	78,373	251,577
Avalo Therapeutics, Inc. (a)(b)	4,548	455
Avid Bioservices, Inc. (a)(b)	34,832	411,018
Avidity Biosciences, Inc. (a)	46,824	353,989
Avita Medical, Inc. (a)	14,237	232,063
AVROBIO, Inc. (a)(b)	14,699	22,342
Axcella Health, Inc. (a)(b)	23,744	5,485
Aziyo Biologics, Inc. (a)(b)	2,648	3,972
Beam Therapeutics, Inc. (a)(b)	43,252	1,002,581
BeiGene Ltd. ADR (a)(b)	24,485	5,081,862
Bellerophon Therapeutics, Inc. (a)	4,969	2,142
Benitec Biopharma, Inc. (a)(b)	696	2,053
BeyondSpring, Inc. (a)(b)	20,183	18,165
Bicycle Therapeutics PLC ADR (a)(b)	17,144	372,711
Bio-Path Holdings, Inc. (a)(b)	15,100	6,233
BioAtla, Inc. (a)(b)	25,698	64,502
BioCardia, Inc. (a)(b)	17,950	14,001
Biocept, Inc. (a)	189	163
BioCryst Pharmaceuticals, Inc. (a)(b)	108,089	768,513
Biodexa Pharmaceuticals PLC ADR (a)	4	32
Biogen, Inc. (a)	83,884	22,427,226
BioLine RX Ltd. sponsored ADR (a)(b)	32,026	56,046
BioMarin Pharmaceutical, Inc. (a)	108,681	9,931,270
Biomea Fusion, Inc. (a)	20,488	345,633
BioNTech SE ADR (a)	54,390	6,577,383
Biora Therapeutics, Inc. (a)(b)	5,985	17,775
BioRestorative Therapies, Inc. (a)(b)	3,862	8,496
BioVie, Inc. (a)(b)	20,890	64,968
BioXcel Therapeutics, Inc. (a)(b)	20,250	76,545
Black Diamond Therapeutics, Inc. (a)(b)	27,314	92,048
Blue Water Biotech, Inc. (a)	3,818	3,051
bluebird bio, Inc. (a)(b)	58,926	222,151
Blueprint Medicines Corp. (a)	35,974	1,793,664
Bolt Biotherapeutics, Inc. (a)	25,402	27,942
Bone Biologics Corp. (a)(b)	197	133
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	40,583
BriaCell Therapeutics Corp. (a)(b)	7,229	51,977
BridgeBio Pharma, Inc. (a)	93,528	2,797,422
Burning Rock Biotech Ltd. ADR (a)(b)	25,600	34,688
C4 Therapeutics, Inc. (a)	24,762	71,810
Cabaletta Bio, Inc. (a)(b)	18,151	257,018
Candel Therapeutics, Inc. (a)(b)	13,241	16,154
Capricor Therapeutics, Inc. (a)	16,945	109,804
Cardiff Oncology, Inc. (a)	13,765	25,328
Cardio Diagnostics Holdings, Inc. (a)(b)	7,519	4,061
CareDx, Inc. (a)	30,301	282,102
Caribou Biosciences, Inc. (a)(b)	45,425	267,553
Carisma Therapeutics, Inc. (b)	22,126	153,112
Carisma Therapeutics, Inc. rights (a)(c)	92,579	1
Carmell Therapeutics Corp. Class A (a)(b)	1,017	3,560
CASI Pharmaceuticals Holdings, Inc. (b)	22,221	51,331
Catalyst Biosciences, Inc. (a)	25,124	14,062
Catalyst Biosciences, Inc. rights (a)(c)	25,124	0
Catalyst Pharmaceutical Partners, Inc. (a)	60,399	848,002
Celcuity, Inc. (a)(b)	9,722	92,553
Celldex Therapeutics, Inc. (a)	26,507	739,545
Cellectar Biosciences, Inc. (a)(b)	5,942	10,517
Cellectis SA sponsored ADR (a)(b)	10,776	21,983
Celularity, Inc. Class A (a)(b)	107,886	34,955
Centessa Pharmaceuticals PLC ADR (a)(b)	28,825	217,341
Century Therapeutics, Inc. (a)	33,174	82,272
Cerevel Therapeutics Holdings (a)	90,613	2,147,528
Cervomed, Inc. (a)(b)	1,576	9,330
Checkpoint Therapeutics, Inc. (a)(b)	4,438	8,920
Chemomab Therapeutics Ltd. ADR (a)(b)	11,737	13,028
Chimerix, Inc. (a)	65,226	74,358
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cibus, Inc. (a)(b)	1,939	28,445
Cidara Therapeutics, Inc. (a)(b)	66,465	52,115
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	0
Clene, Inc. (a)(b)	39,010	28,087
Codiak Biosciences, Inc. (a)(c)	21,826	0
Coeptis Therapeutics Holdings (a)(b)	8,692	9,127
Cogent Biosciences, Inc. (a)	46,536	568,205
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)	3,590	9,693
Coherus BioSciences, Inc. (a)(b)	54,103	288,369
Collplant Biotechnologies Ltd. (a)	5,925	38,453
Comera Life Sciences Holdings, Inc. (a)(b)	4,547	1,984
Compass Pathways PLC ADR (a)(b)	13,678	123,786
Compass Therapeutics, Inc. (a)(b)	65,981	153,736
Concert Pharmaceuticals, Inc. rights (a)(c)	24,247	0
Connect Biopharma Holdings Ltd. ADR (a)(b)	19,032	15,513
ContraFect Corp. (a)	303	222
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,168	15,826
Corvus Pharmaceuticals, Inc. (a)(b)	27,371	58,027
Crinetics Pharmaceuticals, Inc. (a)	40,924	708,804
CRISPR Therapeutics AG (a)(b)	46,207	2,310,812
Cue Biopharma, Inc. (a)	20,320	55,067
Cullinan Oncology, Inc. (a)	22,932	237,346
CureVac NV (a)(b)	129,800	1,159,114
Curis, Inc. (a)(b)	54,553	30,506
Cyclacel Pharmaceuticals, Inc. (a)(b)	10,654	4,219
Cyclerion Therapeutics, Inc. (a)	2,508	8,903
Cyclo Therapeutics, Inc. (a)(b)	6,976	11,615
Cyteir Therapeutics, Inc. (a)	22,035	60,596
Cytokinetics, Inc. (a)(b)	55,343	1,933,684
CytoMed Therapeutics Pte Ltd. (b)	2,597	8,752
CytomX Therapeutics, Inc. (a)	30,189	45,284
Day One Biopharmaceuticals, Inc. (a)	43,654	588,892
DBV Technologies SA sponsored ADR (a)(b)	23,666	37,392
Decibel Therapeutics, Inc. (a)	9,952	50,357
Deciphera Pharmaceuticals, Inc. (a)	42,760	600,350
Denali Therapeutics, Inc. (a)	78,747	1,818,268
Dermata Therapeutics, Inc. (a)	991	1,229
DermTech, Inc. (a)(b)	15,538	35,737
Design Therapeutics, Inc. (a)	30,666	76,052
DiaMedica Therapeutics, Inc. (a)	42,740	126,083
Disc Medicine, Inc. (a)	13,212	699,575
Disc Medicine, Inc. rights (a)(c)	10,484	0
Dominari Holdings, Inc. (a)(b)	4,540	12,485
Dyadic International, Inc. (a)	48,866	92,357
Dynavax Technologies Corp. (a)(b)	71,327	1,024,256
Dyne Therapeutics, Inc. (a)	32,691	372,677
Eagle Pharmaceuticals, Inc. (a)	7,885	133,651
Edesa Biotech, Inc. (a)(b)	19,777	16,751
Editas Medicine, Inc. (a)(b)	70,869	631,443
Effector Therapeutics, Inc. Class A (a)	24,005	17,476
Eiger Biopharmaceuticals, Inc. (a)(b)	23,309	20,137
Eledon Pharmaceuticals, Inc. (a)	10,482	15,933
Elevation Oncology, Inc. (a)	12,156	9,287
Eliem Therapeutics, Inc. (a)(b)	14,651	38,825
Enanta Pharmaceuticals, Inc. (a)	11,608	172,379
Enlivex Therapeutics Ltd. (a)(b)	10,420	24,487
Ensysce Biosciences, Inc. (a)(b)	86	162
Entera Bio Ltd. (a)	17,597	11,790
Entrada Therapeutics, Inc. (a)(b)	19,455	286,378
EQRx, Inc. (a)	284,839	652,281
Equillium, Inc. (a)	18,701	15,148
Erasca, Inc. (a)(b)	80,773	209,202
Essa Pharma, Inc. (a)	19,039	57,117
Eterna Therapeutics, Inc. (a)(b)	1,165	2,796
Evaxion Biotech A/S ADR (a)(b)	2,428	2,064
Evelo Biosciences, Inc. (a)(b)	3,093	20,445
Evogene Ltd. (a)	59,007	43,860
Exact Sciences Corp. (a)	104,848	8,772,632
Exagen, Inc. (a)	8,533	21,503
Exelixis, Inc. (a)	186,212	4,169,287
Exicure, Inc. (a)(b)	2,041	1,857
Exscientia Ltd. ADR (a)(b)	26,738	160,963
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)(b)	62,224	156,182
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	159,177
FibroGen, Inc. (a)	57,654	55,348
Finch Therapeutics Group, Inc. (a)(b)	849	5,485
First Wave BioPharma, Inc. (a)	48	15
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)(b)	23,691	179,341
Fortress Biotech, Inc. (a)(b)	60,011	21,004
Frequency Therapeutics, Inc. (a)(b)	14,063	6,750
Fresh Tracks Therapeutics, Inc. (a)(b)	2,323	1,487
Fresh2 Group Ltd. sponsored ADR (a)(b)	3,401	7,890
Fusion Pharmaceuticals, Inc. (a)	30,868	91,987
G1 Therapeutics, Inc. (a)(b)	21,859	36,505
Gain Therapeutics, Inc. (a)(b)	10,062	33,305
Galapagos NV sponsored ADR (a)	10,095	382,500
Galectin Therapeutics, Inc. (a)(b)	67,748	118,559
Galecto, Inc. (a)(b)	11,725	7,094
Galera Therapeutics, Inc. (a)(b)	19,470	4,089
Galmed Pharmaceuticals Ltd. (a)	1,813	1,467
Gamida Cell Ltd. (a)	53,446	63,066
Genelux Corp. (b)	15,089	364,852
Generation Bio Co. (a)	37,567	179,570
Genetron Holdings Ltd. ADR (a)	12,262	11,683
Genfit ADR (a)(b)	3,215	11,027
Genmab A/S ADR (a)(b)	25,641	981,794
Genprex, Inc. (a)(b)	35,156	18,271
GeoVax Labs, Inc. (a)(b)	6,138	3,539
Geron Corp. (a)	290,677	706,345
Gilead Sciences, Inc.	724,922	55,442,035
GlycoMimetics, Inc. (a)(b)	30,238	48,381
Gossamer Bio, Inc. (a)(b)	56,091	58,335
Gracell Biotechnologies, Inc. ADR (a)(b)	37,366	122,560
Graphite Bio, Inc. (a)	18,199	40,402
Greenwich Lifesciences, Inc. (a)(b)	7,220	66,135
Gri Bio, Inc. (a)(b)	318	404
Grifols SA ADR (a)	70,799	670,467
Gritstone Bio, Inc. (a)	42,634	77,594
Gt Biopharma, Inc. (a)(b)	30,673	8,006
Halozyme Therapeutics, Inc. (a)	77,113	3,281,929
Harpoon Therapeutics, Inc. (a)(b)	20,157	20,963
HCW Biologics, Inc. (a)(b)	23,272	42,122
Heron Therapeutics, Inc. (a)(b)	68,332	112,064
HilleVax, Inc. (a)(b)	22,125	295,148
Histogen, Inc. (a)(b)	2,611	1,762
Homology Medicines, Inc. (a)(b)	29,351	35,221
Hookipa Pharma, Inc. (a)	14,947	9,790
Horizon Therapeutics PLC (a)	132,354	14,921,590
Humacyte, Inc. Class A (a)	58,271	223,178
I-Mab ADR (a)(b)	34,347	65,259
Icosavax, Inc. (a)	23,725	183,632
Ideaya Biosciences, Inc. (a)(b)	31,809	933,912
IGM Biosciences, Inc. (a)(b)	20,964	149,893
Immatics NV (a)	43,778	518,332
Immix Biopharma, Inc. (a)(b)	3,185	6,466
Immucell Corp. (a)	2,008	9,257
Immuneering Corp. (a)(b)	17,059	153,702
Immunic, Inc. (a)(b)	24,307	40,593
ImmunityBio, Inc. (a)(b)	251,919	405,590
Immunocore Holdings PLC ADR (a)(b)	17,935	1,009,202
ImmunoGen, Inc. (a)	148,678	2,355,060
Immunome, Inc. (a)(b)	5,950	38,378
Immunovant, Inc. (a)	75,387	1,712,039
Immutep Ltd. ADR (a)(b)	18,722	35,572
Impel Pharmaceuticals, Inc. (a)(b)	15,005	6,902
Imunon, Inc. (a)	4,368	5,460
IMV, Inc. (a)(b)	4,882	195
In8bio, Inc. (a)(b)	16,760	17,598
Incyte Corp. (a)	128,972	8,322,563
Indaptus Therapeutics, Inc. (a)(b)	14,123	40,533
Infinity Pharmaceuticals, Inc. (a)(b)	53,051	4,828
InflaRx NV (a)(b)	31,294	123,611
Inhibikase Therapeutics, Inc. (a)(b)	3,272	6,642
Inhibrx, Inc. (a)	24,944	533,802
Inmune Bio, Inc. (a)(b)	9,762	79,072
Inovio Pharmaceuticals, Inc. (a)	144,978	65,226
Inozyme Pharma, Inc. (a)	24,056	117,874
Insmed, Inc. (a)	81,603	1,786,290
Instil Bio, Inc. (a)(b)	47,996	21,651
Intellia Therapeutics, Inc. (a)	55,719	2,088,348
Intensity Therapeutics, Inc.	1,645	9,377
Intercept Pharmaceuticals, Inc. (a)(b)	26,978	292,172
Inventiva SA ADR (a)(b)	2,231	8,478
Invivyd, Inc. (a)	56,622	105,317
IO Biotech, Inc. (a)(b)	12,730	23,678
Ionis Pharmaceuticals, Inc. (a)	82,532	3,323,564
Iovance Biotherapeutics, Inc. (a)	153,249	925,624
Ironwood Pharmaceuticals, Inc. Class A (a)	85,592	753,210
iTeos Therapeutics, Inc. (a)	21,888	264,079
Janux Therapeutics, Inc. (a)(b)	24,032	264,352
Jasper Therapeutics, Inc. (a)(b)	96,591	118,807
Kalvista Pharmaceuticals, Inc. (a)	37,836	410,521
Kamada Ltd. (a)(b)	25,878	148,540
Karuna Therapeutics, Inc. (a)	21,659	4,066,694
Karyopharm Therapeutics, Inc. (a)(b)	61,638	78,897
Kazia Therapeutics Ltd. sponsored ADR (a)	4,948	4,503
Keros Therapeutics, Inc. (a)	16,512	579,736
Kezar Life Sciences, Inc. (a)	32,480	48,395
Kineta, Inc.	3,022	6,014
Kineta, Inc. rights (a)(c)	39,785	0
Kiniksa Pharmaceuticals Ltd. (a)	21,394	368,619
Kinnate Biopharma, Inc. (a)	26,452	58,988
Kintara Therapeutics, Inc. (a)(b)	1,218	5,542
Kiromic BioPharma, Inc. (a)	1,223	2,189
Kodiak Sciences, Inc. (a)	28,125	61,875
Kronos Bio, Inc. (a)(b)	20,542	28,553
Krystal Biotech, Inc. (a)	16,196	2,016,078
Kura Oncology, Inc. (a)	42,255	419,592
Kymera Therapeutics, Inc. (a)	31,255	596,345
Lantern Pharma, Inc. (a)	6,838	30,908
Larimar Therapeutics, Inc. (a)	20,808	77,406
LAVA Therapeutics NV (a)	11,124	19,356
Leap Therapeutics, Inc. (a)(b)	11,673	26,031
Legend Biotech Corp. ADR (a)(b)	37,814	2,622,779
Lexicon Pharmaceuticals, Inc. (a)(b)	134,592	231,498
LianBio ADR (a)(b)	19,494	35,479
Liminal BioSciences, Inc. (a)(b)	2,273	19,116
Lisata Therapeutics, Inc. (a)(b)	2,010	4,382
Lixte Biotechnology Holdings, Inc. (a)(b)	2,579	6,460
Longeveron, Inc. (a)(b)	5,000	14,050
Longeveron, Inc. rights 9/21/23 (a)	25,000	710
Lumos Pharma, Inc. (a)	10,037	28,003
Lyell Immunopharma, Inc. (a)(b)	146,505	350,147
Macrogenics, Inc. (a)	33,170	154,572
Madrigal Pharmaceuticals, Inc. (a)	10,685	1,923,300
Magenta Therapeutics, Inc. (a)	44,600	33,450
Mainz Biomed NV (a)(b)	6,180	18,602
MannKind Corp. (a)(b)	149,894	691,011
Marker Therapeutics, Inc. (a)(b)	5,272	29,629
MDxHealth SA ADR (a)(b)	2,882	8,646
Medicenna Therapeutics Corp. (a)	34,144	12,633
MediciNova, Inc. (a)	25,966	63,357
MEI Pharma, Inc. (a)	3,186	16,950
MeiraGTx Holdings PLC (a)	32,767	206,104
Mereo Biopharma Group PLC ADR (a)(b)	96,630	132,383
Merrimack Pharmaceuticals, Inc. (a)	5,307	64,798
Mersana Therapeutics, Inc. (a)	62,187	69,028
Merus BV (a)(b)	26,168	585,378
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	12,152
MiMedx Group, Inc. (a)	65,468	485,773
Mineralys Therapeutics, Inc.	26,099	335,111
Minerva Neurosciences, Inc. (a)	6,000	50,220
MiNK Therapeutics, Inc. (a)(b)	19,029	27,592
Mirati Therapeutics, Inc. (a)	33,301	1,238,797
Mirum Pharmaceuticals, Inc. (a)(b)	21,088	557,356
Moderna, Inc. (a)	221,839	25,083,336
Molecular Partners AG ADR (a)	1,070	6,409
Molecular Templates, Inc. (a)(b)	3,477	29,589
Moleculin Biotech, Inc. (a)	15,561	8,714
Monopar Therapeutics, Inc. (a)(b)	13,453	8,691
Monte Rosa Therapeutics, Inc. (a)(b)	25,626	150,425
Moonlake Immunotherapeutics (a)(b)	31,129	1,792,097
Morphic Holding, Inc. (a)	26,272	1,447,062
Morphosys AG sponsored ADR (a)	8,448	63,360
Mustang Bio, Inc. (a)(b)	3,059	9,697
Myriad Genetics, Inc. (a)	46,244	825,455
Nanobiotix SA ADR (a)(b)	2,867	26,204
Natera, Inc. (a)	66,171	3,886,223
Neoleukin Therapeutics, Inc. (a)(b)	22,529	16,964
Neubase Therapeutics, Inc. (a)(b)	985	955
Neurobo Pharmaceuticals, Inc. (a)(b)	915	407
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	56,306	6,131,160
NewAmsterdam Pharma Co. NV (b)	36,932	380,769
Neximmune, Inc. (a)(b)	11,947	2,558
NextCure, Inc. (a)	15,140	22,104
Nkarta, Inc. (a)(b)	31,469	54,127
Novavax, Inc. (a)(b)	49,124	392,992
NuCana PLC ADR (a)	18,775	13,518
Nurix Therapeutics, Inc. (a)	35,104	298,384
Nuvalent, Inc. Class A (a)(b)	29,507	1,344,634
Nuvectis Pharma, Inc. (a)(b)	8,403	120,247
Ocean Biomedical, Inc. Class A (a)(b)	36,537	164,782
Ocugen, Inc. (a)(b)	495,122	213,447
OKYO Pharma Ltd. (a)	12,090	24,301
Olema Pharmaceuticals, Inc. (a)(b)	23,217	235,653
Omega Therapeutics, Inc. (a)(b)	31,631	116,086
Omniab, Inc. (c)	3,424	13,730
Omniab, Inc. (c)	3,424	13,011
OncoCyte Corp. (a)(b)	3,392	12,177
Oncolytics Biotech, Inc. (a)(b)	34,659	79,369
Oncternal Therapeutics, Inc. (a)(b)	28,548	8,564
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	1,305	248
Opthea Ltd. ADR (a)(b)	5,049	11,865
Orchard Therapeutics PLC ADR (a)	5,823	28,882
Organogenesis Holdings, Inc. Class A (a)	77,438	216,826
Organovo Holdings, Inc. (a)(b)	6,946	8,335
Orgenesis, Inc. (a)	14,931	7,601
ORIC Pharmaceuticals, Inc. (a)(b)	24,400	218,624
Outlook Therapeutics, Inc. (a)(b)	140,321	31,993
Ovid Therapeutics, Inc. (a)	34,929	117,536
Oyster Point Pharma, Inc. rights (a)(c)	14,178	0
Panbela Therapeutics, Inc. (a)	3	4
Pardes Biosciences, Inc. (a)	30,249	64,430
Passage Bio, Inc. (a)	20,164	15,748
PDS Biotechnology Corp. (a)(b)	17,716	103,993
PepGen, Inc. (a)	13,803	86,959
PharmaCyte Biotech, Inc. (a)(b)	26,211	64,217
Pharming Group NV ADR (a)(b)	2,093	24,258
PHAXIAM Therapeutics SA ADR sponsored (a)	2,542	1,381
Phio Pharmaceuticals Corp. (a)(b)	2,856	6,055
Pieris Pharmaceuticals, Inc. (a)(b)	22,483	7,628
Pluri, Inc. (a)(b)	25,169	17,065
Plus Therapeutics, Inc. (a)(b)	8,899	23,315
PMV Pharmaceuticals, Inc. (a)(b)	22,093	159,511
Point Biopharma Global, Inc. (a)	64,547	513,794
Portage Biotech, Inc. (a)(b)	9,081	23,247
Poseida Therapeutics, Inc. (a)	45,001	94,052
Praxis Precision Medicines, Inc. (a)(b)	64,635	95,013
Precigen, Inc. (a)	137,212	240,121
Precision BioSciences, Inc. (a)	32,101	14,847
Prelude Therapeutics, Inc. (a)	34,715	129,487
Prime Medicine, Inc. (b)	55,414	733,681
ProKidney Corp. (a)(b)	36,433	312,595
ProQR Therapeutics BV (a)(b)	36,293	57,706
Protagenic Therapeutics, Inc. (a)(b)	5,007	9,263
Protagonist Therapeutics, Inc. (a)	39,372	780,353
Prothena Corp. PLC (a)	32,938	1,739,785
PTC Therapeutics, Inc. (a)	42,829	1,691,746
Puma Biotechnology, Inc. (a)	25,266	91,716
PureTech Health PLC ADR (a)(b)	566	13,590
Pyxis Oncology, Inc. (a)(b)	24,675	53,792
Qualigen Therapeutics, Inc. (a)(b)	4,888	4,986
Quince Therapeutics, Inc. (a)(b)	15,115	19,801
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)	95	551
rights (a)(c)	3,438,400	34
Radius Health, Inc. (c)	26,855	0
Rallybio Corp. (a)(b)	21,932	116,678
RAPT Therapeutics, Inc. (a)	18,883	360,665
Recursion Pharmaceuticals, Inc. (a)(b)	107,640	936,468
Regeneron Pharmaceuticals, Inc. (a)	62,692	51,814,311
REGENXBIO, Inc. (a)	23,658	418,747
Regulus Therapeutics, Inc. (a)(b)	9,205	14,360
Relay Therapeutics, Inc. (a)(b)	70,041	715,819
Reneo Pharmaceuticals, Inc. (a)(b)	19,108	115,030
Renovaro Biosciences, Inc. (a)(b)	25,710	80,472
RenovoRx, Inc. (a)(b)	3,794	6,146
Repare Therapeutics, Inc. (a)(b)	26,544	259,069
Repligen Corp. (a)	32,545	5,659,901
Replimune Group, Inc. (a)	32,635	666,407
Revelation Biosciences, Inc. (a)	45	30
Revolution Medicines, Inc. (a)	61,029	2,073,155
Rezolute, Inc. (a)(b)	7,752	11,163
Rhythm Pharmaceuticals, Inc. (a)(b)	32,678	849,955
Rigel Pharmaceuticals, Inc. (a)	96,903	110,469
Rocket Pharmaceuticals, Inc. (a)	44,409	695,001
Roivant Sciences Ltd. (a)	440,813	5,100,206
S.A.B. Biotherapeutics, Inc. (a)(b)	14,671	10,563
Sage Therapeutics, Inc. (a)	33,789	675,780
Sagimet Biosciences, Inc.	10,209	123,325
Salarius Pharmaceuticals, Inc. (a)(b)	1,402	1,214
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	1
Sana Biotechnology, Inc. (a)(b)	109,658	586,670
Sangamo Therapeutics, Inc. (a)	83,226	80,671
Sarepta Therapeutics, Inc. (a)	54,192	6,557,774
Savara, Inc. (a)	71,163	257,610
Scholar Rock Holding Corp. (a)	36,662	229,138
Seagen, Inc. (a)	108,866	22,434,017
Selecta Biosciences, Inc. (a)(b)	116,771	143,628
Sellas Life Sciences Group, Inc. (a)(b)	12,014	17,661
Sensei Biotherapeutics, Inc. (a)(b)	16,931	16,931
Senti Biosciences, Inc. (a)(b)	28,123	18,280
Sera Prognostics, Inc. (a)	16,037	28,546
Seres Therapeutics, Inc. (a)(b)	77,368	266,920
Shattuck Labs, Inc. (a)	21,179	45,747
Shuttle Pharmaceuticals Holding, Inc. (a)(b)	4,926	3,645
Sigilon Therapeutics, Inc. rights (a)(c)	1,064	5,086
Silence Therapeutics PLC ADR (a)(b)	17,207	153,142
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Societal Cdmo, Inc. (a)(b)	28,664	16,281
Soleno Therapeutics, Inc. (a)(b)	4,007	19,594
Solid Biosciences, Inc. (a)(b)	4,251	15,346
Soligenix, Inc. (a)(b)	3,602	1,621
Spectrum Pharmaceuticals, Inc. rights (a)(c)	111,379	1
Spero Therapeutics, Inc. (a)(b)	16,553	24,830
SpringWorks Therapeutics, Inc. (a)(b)	37,448	1,055,285
Spruce Biosciences, Inc. (a)	9,482	21,335
Stoke Therapeutics, Inc. (a)(b)	30,371	170,685
Summit Therapeutics, Inc. (a)(b)	401,843	650,986
Sunshine Biopharma, Inc. (a)(b)	20,179	8,475
Surface Oncology, Inc. (a)	23,135	24,754
Surrozen, Inc. (a)(b)	16,964	9,310
Sutro Biopharma, Inc. (a)	41,361	196,465
Synaptogenix, Inc. (a)	5,004	2,572
Syndax Pharmaceuticals, Inc. (a)	38,393	710,654
Synlogic, Inc. (a)	71,644	35,106
Syros Pharmaceuticals, Inc. (a)(b)	6,421	25,042
T2 Biosystems, Inc. (a)(b)	137,926	43,171
Talaris Therapeutics, Inc. (a)	21,269	61,255
Tango Therapeutics, Inc. (a)(b)	57,955	376,128
Taysha Gene Therapies, Inc. (a)	19,791	63,331
Tempest Therapeutics, Inc. (a)	11,414	6,141
Tenax Therapeutics, Inc. (a)(b)	1,521	532
Tenaya Therapeutics, Inc. (a)	38,054	147,269
TG Therapeutics, Inc. (a)	86,689	907,634
Theratechnologies, Inc. (a)(b)	12,877	12,314
Tiziana Life Sciences Ltd. (a)(b)	55,884	40,639
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)	2,448	2,366
TRACON Pharmaceuticals, Inc. (a)(b)	18,969	5,008
TransCode Therapeutics, Inc. (a)(b)	851	1,242
Travere Therapeutics, Inc. (a)	42,058	600,588
Trevena, Inc. (a)(b)	7,457	6,488
TScan Therapeutics, Inc. (a)(b)	21,280	50,646
Turnstone Biologics Corp.	9,633	103,940
Twist Bioscience Corp. (a)(b)	32,492	714,499
Tyra Biosciences, Inc. (a)(b)	24,579	374,338
Ultragenyx Pharmaceutical, Inc. (a)	40,341	1,484,145
Unicycive Therapeutics, Inc. (a)(b)	26,109	19,919
uniQure B.V. (a)	25,416	221,373
United Therapeutics Corp. (a)	27,157	6,092,945
UNITY Biotechnology, Inc. (a)(b)	7,705	20,418
UroGen Pharma Ltd. (a)	14,376	251,292
Vaccinex, Inc. (a)(b)	39,392	7,997
Vaccitech PLC ADR (a)(b)	7,880	15,366
Valneva SE ADR (a)(b)	359	4,829
Vanda Pharmaceuticals, Inc. (a)	35,063	181,977
Vascular Biogenics Ltd. (a)(b)	40,323	8,831
Vaxart, Inc. (a)(b)	167,528	137,809
Vaxcyte, Inc. (a)	54,095	2,808,612
Vaxxinity, Inc. Class A (a)(b)	60,825	122,867
VBI Vaccines, Inc. (a)(b)	9,359	11,418
Vera Therapeutics, Inc. (a)	25,245	446,584
Veracyte, Inc. (a)	42,321	1,117,274
Verastem, Inc. (a)(b)	13,417	130,950
Vericel Corp. (a)	26,747	878,104
Vertex Pharmaceuticals, Inc. (a)	149,754	52,165,308
Verve Therapeutics, Inc. (a)(b)	34,834	448,314
Vigil Neuroscience, Inc. (a)	18,948	114,256
Viking Therapeutics, Inc. (a)	57,536	794,572
Vincerx Pharma, Inc. (a)	9,297	6,136
Vir Biotechnology, Inc. (a)	76,218	964,920
Viracta Therapeutics, Inc. (a)(b)	25,757	37,090
Viridian Therapeutics, Inc. (a)	34,364	624,394
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	8,246	9,071
VistaGen Therapeutics, Inc. (a)(b)	3,663	19,524
Vor Biopharma, Inc. (a)(b)	33,678	84,195
Voyager Therapeutics, Inc. (a)	24,889	249,388
vTv Therapeutics, Inc. Class A (a)(b)	44,768	22,832
Werewolf Therapeutics, Inc. (a)	17,121	46,912
Windtree Therapeutics, Inc. (a)(b)	381	419
X4 Pharmaceuticals, Inc. (a)	89,336	114,350
Xbiotech, Inc. (a)	15,395	75,743
Xencor, Inc. (a)	34,666	761,959
Xenetic Biosciences, Inc. (a)	2,070	8,135
Xenon Pharmaceuticals, Inc. (a)	36,857	1,436,686
Xilio Therapeutics, Inc. (a)(b)	15,714	45,099
XOMA Corp. (a)(b)	6,585	92,322
XTL Biopharmaceuticals Ltd. ADR (a)(b)	8,903	9,348
Y-mAbs Therapeutics, Inc. (a)	24,521	124,321
Yield10 Bioscience, Inc. (a)(b)	7,586	2,708
YS Biopharma Co. Ltd. (a)(b)	13,608	16,194
Zai Lab Ltd. ADR (a)(b)	39,223	999,010
Zentalis Pharmaceuticals, Inc. (a)	40,276	1,069,731
Zura Bio Ltd. Class A (a)(b)	24,647	169,571
Zymeworks, Inc. (b)	36,674	265,520
ZyVersa Therapeutics, Inc. Class A (a)	4,076	580
		583,738,893
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (c)	25,491	71,120
Accelerate Diagnostics, Inc. (a)(b)	8,348	58,519
Accuray, Inc. (a)(b)	50,472	143,845
Acutus Medical, Inc. (a)(b)	11,416	5,489
Aethlon Medical, Inc. (a)(b)	31,992	8,798
Align Technology, Inc. (a)	44,528	16,481,594
Alpha Tau Medical Ltd. Class A (a)(b)	35,716	117,148
Alphatec Holdings, Inc. (a)	68,664	1,122,656
Angiodynamics, Inc. (a)	20,081	161,250
Apyx Medical Corp. (a)(b)	20,572	95,866
Aspira Women's Health, Inc. (a)(b)	4,278	19,508
Atricure, Inc. (a)	26,828	1,211,284
Atrion Corp.	1,094	508,819
Avinger, Inc. (a)	3,056	1,411
AxoGen, Inc. (a)	22,322	139,736
Axonics Modulation Technologies, Inc. (a)	29,105	1,667,717
Beyond Air, Inc. (a)(b)	24,913	75,860
BioLase Technology, Inc. (a)	41	179
Biomerica, Inc. (a)(b)	5,860	7,501
BioSig Technologies, Inc. (a)(b)	38,946	19,563
Bioventus, Inc. (a)(b)	38,014	136,850
BrainsWay Ltd. ADR (a)	3,457	12,030
Cerus Corp. (a)	100,964	190,822
Check Capital Ltd. (a)(b)	2,932	8,532
ClearPoint Neuro, Inc. (a)(b)	13,370	77,680
Co.-Diagnostics, Inc. (a)(b)	17,214	21,345
ConforMis, Inc. (a)	3,067	6,931
Cue Health, Inc. (a)	79,656	43,014
Cutera, Inc. (a)(b)	11,405	129,789
CVRx, Inc. (a)	11,732	203,550
CytoSorbents Corp. (a)(b)	21,655	55,870
DarioHealth Corp. (a)(b)	11,331	35,466
Delcath Systems, Inc. (a)(b)	4,363	20,026
Dentsply Sirona, Inc.	122,763	4,553,280
DexCom, Inc. (a)	225,720	22,793,206
Eargo, Inc. (a)(b)	10,658	29,416
EDAP TMS SA sponsored ADR (a)(b)	22,764	183,250
Ekso Bionics Holdings, Inc. (a)	5,843	5,337
electroCore, Inc. (a)(b)	10,983	60,407
Embecta Corp.	34,326	629,196
ENDRA Life Sciences, Inc. (a)(b)	1,773	2,074
Envveno Medical Corp. (a)(b)	20,487	101,411
Establishment Labs Holdings, Inc. (a)(b)	14,793	893,053
Femasys, Inc. (a)(b)	6,504	2,868
Fonar Corp. (a)	3,366	55,404
GE Healthcare Holding LLC	264,256	18,616,835
Heartbeam, Inc. (a)(b)	12,874	26,907
Helius Medical Technologies, Inc. (U.S.) (a)(b)	54	367
Hologic, Inc. (a)	142,194	10,627,580
Hyperfine, Inc. (a)(b)	30,564	62,962
IceCure Medical Ltd. (a)(b)	3,905	4,217
ICU Medical, Inc. (a)	13,899	2,015,772
IDEXX Laboratories, Inc. (a)	48,025	24,560,465
Inari Medical, Inc. (a)	32,999	2,198,393
InMode Ltd. (a)(b)	47,785	1,867,916
Inogen, Inc. (a)	13,301	82,599
Inspira Technologies Oxy BHN Ltd. (a)(b)	2,924	4,152
InspireMD, Inc. (a)(b)	14,051	49,038
Insulet Corp. (a)	40,583	7,780,167
Integra LifeSciences Holdings Corp. (a)	47,719	2,029,966
Intuitive Surgical, Inc. (a)	203,265	63,556,900
InVivo Therapeutics Holdings Corp. (a)(b)	1,757	2,108
INVO Bioscience, Inc. (a)(b)	247	373
IRadimed Corp.	7,986	369,193
iRhythm Technologies, Inc. (a)	17,568	1,816,004
Iridex Corp. (a)	7,305	12,126
Jin Medical International Ltd. (b)	4,247	54,829
Kewaunee Scientific Corp. (a)	1,782	27,657
KORU Medical Systems, Inc. (a)	31,356	82,153
Lantheus Holdings, Inc. (a)	39,886	2,729,798
LeMaitre Vascular, Inc.	12,899	745,691
LENSAR, Inc. (a)	5,527	18,792
LivaNova PLC (a)	30,687	1,704,663
LogicMark, Inc. (a)(b)	303	600
Lucid Diagnostics, Inc. (a)(b)	11,733	18,069
LumiraDx Ltd. (a)(b)	86,680	28,604
Masimo Corp. (a)	30,676	3,505,653
Medigus Ltd. ADR (b)	510	1,964
Meihua International Medical Technologies Co. Ltd. (a)(b)	16,753	46,908
Merit Medical Systems, Inc. (a)	32,665	2,132,371
Microbot Medical, Inc. (a)(b)	2,681	5,871
Minerva Surgical, Inc. (a)(b)	102,680	20,947
Monogram Orthopaedics, Inc. (b)	15,368	70,078
Motus GI Holdings, Inc. (a)(b)	2,146	1,094
Nano-X Imaging Ltd. (a)(b)	31,916	265,701
NanoVibronix, Inc. (a)(b)	1,284	3,171
Nemaura Medical, Inc. (a)(b)	11,700	5,391
Neogen Corp. (a)(b)	129,217	2,987,497
Neovasc, Inc. rights (a)(c)	854	0
NeuroMetrix, Inc. (a)(b)	2,657	1,873
Neuronetics, Inc. (a)	7,893	12,945
NeuroOne Medical Technologies Corp. (a)(b)	7,549	6,420
NeuroPace, Inc. (a)(b)	12,686	119,122
NEXGEL, Inc. (a)(b)	546	1,349
Novocure Ltd. (a)	61,609	1,359,095
NuVasive, Inc. (a)	29,326	1,165,709
Nyxoah SA (a)(b)	3,633	28,192
Omnicell, Inc. (a)	26,121	1,485,240
OraSure Technologies, Inc. (a)	41,450	267,767
Orchestra BioMed Holdings, Inc. (a)(b)	19,187	119,727
Orthofix International NV (a)	24,866	526,165
OrthoPediatrics Corp. (a)(b)	15,188	580,485
Outset Medical, Inc. (a)	27,961	380,549
PAVmed, Inc. (a)(b)	45,379	14,217
PetVivo Holdings, Inc. (a)(b)	12,298	25,088
Predictive Oncology, Inc. (a)(b)	6,561	28,344
Pro-Dex, Inc. (a)	3,523	58,905
PROCEPT BioRobotics Corp. (a)	26,092	889,998
Profound Medical Corp. (a)(b)	11,639	103,471
ProSomnus, Inc.	7,965	8,443
Pulmonx Corp. (a)	24,714	258,508
Pulse Biosciences, Inc. (a)(b)	21,557	101,533
QuidelOrtho Corp. (a)	38,636	3,182,061
ReWalk Robotics Ltd. (a)(b)	29,639	20,984
Rockwell Medical Technologies, Inc. (a)(b)	6,558	15,280
RxSight, Inc. (a)	21,683	629,024
Sanara Medtech, Inc. (a)(b)	4,237	153,210
SeaStar Medical Holding Corp. (Class A) (a)(b)	3,971	1,026
Semler Scientific, Inc. (a)	4,084	107,654
Sensus Healthcare, Inc. (a)	10,687	33,237
Shockwave Medical, Inc. (a)	21,382	4,712,379
SI-BONE, Inc. (a)	21,575	493,636
Sientra, Inc. (a)(b)	5,901	14,575
Sight Sciences, Inc. (a)(b)	27,950	183,352
Silk Road Medical, Inc. (a)	22,011	425,253
Sintx Technologies, Inc. (a)(b)	211	200
SmileDirectClub, Inc. (a)(b)	70,432	35,216
Staar Surgical Co. (a)(b)	27,969	1,212,736
STRATA Skin Sciences, Inc. (a)(b)	17,447	11,184
SurModics, Inc. (a)	7,764	285,870
Tactile Systems Technology, Inc. (a)	12,929	245,005
Talis Biomedical Corp. (a)(b)	906	5,753
Tandem Diabetes Care, Inc. (a)	37,543	1,027,176
Tela Bio, Inc. (a)(b)	9,354	90,360
Thermogenesis Holdings, Inc. (a)(b)	146	169
TransMedics Group, Inc. (a)	18,860	1,237,782
Treace Medical Concepts, Inc. (a)	34,603	538,077
Trinity Biotech PLC sponsored ADR (a)	5,165	4,127
UFP Technologies, Inc. (a)	5,073	891,377
Utah Medical Products, Inc.	2,529	231,656
Varex Imaging Corp. (a)	23,722	466,612
Venus Concept, Inc. (a)(b)	1,875	3,206
Vivani Medical, Inc. (a)(b)	5,648	5,225
Zimvie, Inc. (a)	17,620	207,916
Zynex, Inc. (a)(b)	24,118	185,709
		226,510,384
Health Care Providers & Services - 0.4%
23andMe Holding Co. Class A (a)(b)	182,416	200,658
Acadia Healthcare Co., Inc. (a)	53,420	4,118,682
Accolade, Inc. (a)(b)	43,368	585,034
AdaptHealth Corp. (a)	78,327	934,441
Addus HomeCare Corp. (a)	8,720	764,744
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	1,649
AirSculpt Technologies, Inc. (b)	34,189	262,572
Akumin, Inc. (a)(b)	36,627	5,172
Alignment Healthcare, Inc. (a)	108,332	632,659
Amedisys, Inc. (a)	18,721	1,755,094
Apollo Medical Holdings, Inc. (a)(b)	33,296	1,260,587
Assure Holdings Corp. (a)	31	10
Aveanna Healthcare Holdings, Inc. (a)	108,424	156,131
BIMI International Medical, Inc. (a)(b)	357	853
Biodesix, Inc. (a)(b)	21,184	33,259
BioNexus Gene Lab Corp. (b)	4,910	8,396
CareMax, Inc. Class A (a)(b)	65,993	147,164
Castle Biosciences, Inc. (a)	15,001	298,970
Centogene NV (a)(b)	11,156	13,276
Clover Health Investments Corp. (a)	296,263	388,105
Corvel Corp. (a)	10,115	2,189,392
Cosmos Health, Inc. (a)(b)	4,574	5,489
Cross Country Healthcare, Inc. (a)	22,341	575,504
DocGo, Inc. Class A (a)(b)	57,855	517,802
ETAO International Co. Ltd. (b)	36,617	13,072
EUDA Health Holdings Ltd. (a)(b)	2,778	3,250
Fulgent Genetics, Inc. (a)	16,879	552,956
GeneDx Holdings Corp. Class A (a)(b)	14,577	64,868
Great Elm Group, Inc. (a)	7,056	14,959
Greenbrook TMS, Inc. (a)(b)	16,163	4,480
Guardant Health, Inc. (a)	68,279	2,668,343
HealthEquity, Inc. (a)	49,761	3,361,356
Henry Schein, Inc. (a)	77,051	5,897,484
IMAC Holdings, Inc. (a)(b)	54,807	5,481
Innovage Holding Corp. (a)(b)	77,714	425,873
LifeStance Health Group, Inc. (a)(b)	218,180	1,791,258
Modivcare, Inc. (a)	8,201	263,252
MSP Recovery, Inc. (a)	13,433	954
MSP Recovery, Inc. warrants 5/20/27 (a)	1,585,094	3,963
National Research Corp. Class A	15,135	632,643
NeoGenomics, Inc. (a)	73,714	1,107,921
Novo Integrated Sciences, Inc. (a)(b)	100,961	14,135
Nutex Health, Inc. (a)	384,948	106,592
Ontrak, Inc. (a)(b)	1,706	1,573
Opko Health, Inc. (a)	444,086	812,677
Option Care Health, Inc. (a)	104,555	3,641,651
P3 Health Partners, Inc. Class A (a)	64,641	127,989
Patterson Companies, Inc.	54,157	1,626,876
Pennant Group, Inc. (a)	17,279	207,002
PetIQ, Inc. Class A (a)	15,792	301,311
Precipio, Inc. (a)(b)	61,940	20,440
Premier, Inc.	68,207	1,468,497
Prenetics Global Ltd. (a)(b)	44,743	23,669
Privia Health Group, Inc. (a)	66,811	1,753,789
Progyny, Inc. (a)	56,927	2,125,654
Psychemedics Corp.	4,592	19,562
Quipt Home Medical Corp. (a)	18,355	108,478
R1 RCM, Inc. (a)	243,149	4,191,889
RadNet, Inc. (a)	35,037	1,170,586
Star Equity Holdings, Inc. (a)(b)	11,004	11,994
Surgery Partners, Inc. (a)	73,667	2,671,165
Talkspace, Inc. Class A (a)	88,479	143,336
The Ensign Group, Inc. (b)	32,120	3,219,066
The Joint Corp. (a)	8,305	77,153
The Oncology Institute, Inc. (a)(b)	48,685	56,475
Viemed Healthcare, Inc. (a)	19,429	153,683
Virax Biolabs Group Ltd. (a)(b)(d)	5,416	1,935
Vivos Therapeutics, Inc. (a)(b)	36,452	9,160
		55,734,093
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	45,124	44,231
Augmedix, Inc. (a)(b)	20,985	100,308
Better Therapeutics, Inc. (a)(b)	6,986	4,332
Biotricity, Inc. (a)(b)	5,262	10,998
Bullfrog AI Holdings, Inc. (b)	3,407	11,175
CareCloud, Inc. (a)(b)	13,011	21,858
Certara, Inc. (a)(b)	91,427	1,477,460
Computer Programs & Systems, Inc. (a)	10,575	172,055
Definitive Healthcare Corp. (a)(b)	64,016	601,750
FG Merger Corp. (a)(c)	1,007	4,854
Forian, Inc. (a)(b)	18,658	44,966
GoodRx Holdings, Inc. (a)	46,684	304,847
Health Catalyst, Inc. (a)	29,841	348,841
Healthcare Triangle, Inc. (a)	2,288	9,564
HealthStream, Inc.	16,614	349,392
iCAD, Inc. (a)	17,375	39,615
iSpecimen, Inc. (a)	5,334	4,641
Lifemd, Inc. (a)(b)	17,153	66,211
Nextgen Healthcare, Inc. (a)	39,057	711,228
OptimizeRx Corp. (a)	10,957	93,354
Renalytix AI PLC ADR (a)(b)	4,865	14,109
Schrodinger, Inc. (a)(b)	36,153	1,333,684
SCWorx, Corp. (a)(b)	21,155	3,825
Sharecare, Inc. Class A (a)	197,824	187,458
Simulations Plus, Inc. (b)	11,532	513,059
SOPHiA GENETICS SA (a)(b)	34,524	84,239
Streamline Health Solutions, Inc. (a)	19,282	24,488
Tabula Rasa HealthCare, Inc. (a)(b)	16,205	166,425
Trxade Health, Inc. (a)	1,027	7,846
Veradigm, Inc. (a)(b)	66,307	887,188
		7,644,001
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	57,214	2,966,546
AbCellera Biologics, Inc. (a)(b)	167,650	913,693
Adaptive Biotechnologies Corp. (a)	87,891	595,022
Akoya Biosciences, Inc. (a)	27,933	145,252
Alpha Teknova, Inc. (a)(b)	16,055	31,307
Applied DNA Sciences, Inc. (a)(b)	15,383	19,690
Azenta, Inc. (a)	39,294	2,217,360
Bio-Techne Corp.	92,028	7,214,995
BioLife Solutions, Inc. (a)	25,123	331,875
BioNano Genomics, Inc. (a)(b)	15,569	60,096
Bruker Corp.	85,677	5,620,411
Champions Oncology, Inc. (a)	10,958	73,419
ChromaDex, Inc. (a)(b)	42,495	67,567
Codexis, Inc. (a)	35,046	60,980
Compugen Ltd. (a)(b)	40,579	46,260
CryoPort, Inc. (a)	26,891	379,163
Cytek Biosciences, Inc. (a)(b)	79,322	602,847
Evotec OAI AG ADR (a)	8,709	103,071
Fortrea Holdings, Inc.	51,000	1,405,050
Genetic Technologies Ltd. ADR (a)(b)	2,511	2,009
Harvard Bioscience, Inc. (a)	25,302	111,582
ICON PLC (a)	47,752	12,412,655
Illumina, Inc. (a)	92,058	15,209,823
ImmunoPrecise Antibodies Ltd. (a)(b)	17,484	33,045
Inotiv, Inc. (a)(b)	14,854	55,554
Maravai LifeSciences Holdings, Inc. (a)	77,039	796,583
MaxCyte, Inc. (a)	56,792	207,859
Medpace Holdings, Inc. (a)	17,804	4,811,887
Mesa Laboratories, Inc. (b)	2,931	420,188
Miromatrix Medical, Inc. (a)(b)	10,203	15,407
Nanostring Technologies, Inc. (a)	27,025	69,184
Nautilus Biotechnology, Inc. (a)(b)	73,031	235,890
Olink Holding AB ADR (a)(b)	22,470	371,429
OmniAb, Inc. (a)	65,985	382,713
Pacific Biosciences of California, Inc. (a)	145,133	1,637,100
Personalis, Inc. (a)	23,807	43,329
Phenomex, Inc. (a)(b)	63,423	60,252
Quanterix Corp. (a)	21,405	573,654
Quantum-Si, Inc. (a)(b)	67,994	159,106
Rapid Micro Biosystems, Inc. (a)	21,522	20,661
Science 37 Holdings, Inc. (a)	82,595	20,649
Seer, Inc. (a)	35,353	92,978
SeqLL, Inc. (a)	562	12,533
Singular Genomics Systems, Inc. (a)	37,412	17,580
SomaLogic, Inc. Class A (a)(b)	130,594	288,613
Sotera Health Co. (a)	164,721	2,658,597
Standard BioTools, Inc. (a)	41,862	125,586
Syneos Health, Inc. (a)	60,086	2,567,475
Telesis Bio, Inc. (a)(b)	7,170	9,393
		66,277,918
Pharmaceuticals - 0.7%
Acasti Pharma, Inc. (a)(b)	3,058	6,422
AcelRx Pharmaceuticals, Inc. (a)(b)	16,366	16,857
Acer Therapeutics, Inc. (a)(b)	14,284	18,284
Aclaris Therapeutics, Inc. (a)	38,620	288,878
Adamis Pharmaceuticals Corp. (a)(b)	1,251	1,012
Adial Pharmaceuticals, Inc. (a)(b)	661	2,849
Agile Therapeutics, Inc. (a)(b)	48	125
Akari Therapeutics PLC sponsored ADR (a)	1,512	4,763
Alimera Sciences, Inc. (a)(b)	5,507	18,118
Altamira Therapeutics Ltd. (a)(b)	943	321
Amphastar Pharmaceuticals, Inc. (a)	29,456	1,570,299
Amryt Pharma PLC:
rights (a)(c)	160,470	2
rights (a)(c)	160,470	2
Amylyx Pharmaceuticals, Inc. (a)	38,285	825,425
AN2 Therapeutics, Inc. (a)(b)	10,275	154,536
Anebulo Pharmaceuticals, Inc. (a)(b)	4,108	11,461
ANI Pharmaceuticals, Inc. (a)	10,512	676,868
Aquestive Therapeutics, Inc. (a)(b)	39,828	65,318
Artelo Biosciences, Inc. (a)(b)	3,253	6,116
Arvinas Holding Co. LLC (a)	31,478	887,994
Assertio Holdings, Inc. (a)(b)	53,474	175,395
AstraZeneca PLC sponsored ADR	344,991	23,397,290
atai Life Sciences NV (a)(b)	117,226	179,356
Atea Pharmaceuticals, Inc. (a)	43,830	147,269
Athira Pharma, Inc. (a)	16,877	37,636
Aurora Cannabis, Inc. (a)(b)	148,904	71,504
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	547,533
Avenue Therapeutics, Inc. (a)(b)	1,272	987
Axsome Therapeutics, Inc. (a)(b)	25,101	2,028,161
Baudax Bio, Inc. (a)(b)	444	191
Belite Bio, Inc. ADR (a)(b)	5,895	202,493
Biofrontera, Inc. (a)(b)	546	4,657
Biote Corp. Class A (a)	8,471	41,847
Bright Green Corp. (a)(b)	101,908	47,611
Calcimedica, Inc. (a)(b)	2,072	6,444
Calliditas Therapeutics AB ADR (a)(b)	5,831	103,325
Cara Therapeutics, Inc. (a)	34,753	89,315
Cardiol Therapeutics, Inc. (a)(b)	52,435	57,679
Cassava Sciences, Inc. (a)(b)	23,619	495,290
China SXT Pharmaceuticals, Inc. (a)(b)	1,333	151
CinCor Pharma, Inc. rights (a)(c)	24,312	0
Citius Pharmaceuticals, Inc. (a)(b)	85,363	77,868
Clearside Biomedical, Inc. (a)	38,079	34,652
Clever Leaves Holdings, Inc. (a)(b)	475	1,971
CNS Pharmaceuticals, Inc. (a)(b)	1,358	2,295
Cocrystal Pharma, Inc. (a)(b)	4,223	12,669
Cognition Therapeutics, Inc. (a)(b)	13,763	21,333
Collegium Pharmaceutical, Inc. (a)(b)	23,387	547,724
Context Therapeutics, Inc. (a)	2,231	2,298
Corcept Therapeutics, Inc. (a)	62,375	2,041,534
CorMedix, Inc. (a)(b)	27,731	112,865
Cronos Group, Inc. (a)(b)	260,717	534,470
Cumberland Pharmaceuticals, Inc. (a)	11,327	18,690
CymaBay Therapeutics, Inc. (a)	58,261	801,089
Dare Bioscience, Inc. (a)(b)	29,994	20,525
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	13,906	42,552
Edgewise Therapeutics, Inc. (a)(b)	35,318	220,738
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Elicio Therapeutics, Inc. (a)(b)	1,660	13,712
Eloxx Pharmaceuticals, Inc. (a)(b)	2,954	15,804
Enliven Therapeutics, Inc. (a)(b)	5,704	89,096
Enliven Therapeutics, Inc. rights (a)(c)	8,204	0
Enveric Biosciences, Inc. (a)(b)	96	207
Esperion Therapeutics, Inc. (a)(b)	53,923	86,277
Eton Pharmaceuticals, Inc. (a)(b)	19,371	87,170
Evoke Pharma, Inc. (a)(b)	4,486	5,608
Evolus, Inc. (a)	31,061	307,193
Eyenovia, Inc. (a)	21,508	40,650
Eyepoint Pharmaceuticals, Inc. (a)(b)	19,635	194,583
Fulcrum Therapeutics, Inc. (a)(b)	37,833	209,216
GH Research PLC (a)(b)	29,429	312,830
Harmony Biosciences Holdings, Inc. (a)	34,089	1,235,726
Harrow Health, Inc. (a)	22,258	337,654
Hepion Pharmaceuticals, Inc. (a)(b)	2,007	14,952
High Tide, Inc. (a)(b)	46,134	67,817
Hoth Therapeutics, Inc. (a)(b)	1,988	4,314
HUTCHMED China Ltd. sponsored ADR (a)(b)	22,305	335,021
Ikena Oncology, Inc. (a)	27,112	125,800
Incannex Healthcare Ltd. ADR (a)	489	719
Indivior PLC (a)	77,680	1,694,201
InMed Pharmaceuticals, Inc. (a)	556	478
Innoviva, Inc. (a)(b)	42,389	540,460
InterCure Ltd. (a)	14,148	22,778
Intra-Cellular Therapies, Inc. (a)	55,396	3,075,586
Ipsen SA (c)	103,469	1
Iterum Therapeutics PLC (a)(b)	6,139	5,475
Jaguar Health, Inc. (a)(b)	527	203
Jazz Pharmaceuticals PLC (a)	36,453	5,225,902
Journey Medical Corp. (a)(b)	5,051	10,809
Kala Bio, Inc. (a)(b)	1,482	19,888
Landos Biopharma, Inc. (a)(b)	2,305	8,206
Lexaria Bioscience Corp. (a)(b)	2,740	2,822
Ligand Pharmaceuticals, Inc.:
Class B (a)	11,014	724,391
General CVR (a)	1,518	12
Glucagon CVR (a)(c)	1,518	2
rights (a)(c)	1,518	5
TR Beta CVR (a)(c)	1,518	205
Lipocine, Inc. (a)(b)	3,603	14,232
Liquidia Corp. (a)	36,922	253,654
Longboard Pharmaceuticals, Inc. (a)	10,924	63,250
Lyra Therapeutics, Inc. (a)	14,078	48,991
Marinus Pharmaceuticals, Inc. (a)	27,935	198,618
MediWound Ltd. (a)(b)	2,691	22,228
Milestone Pharmaceuticals, Inc. (a)(b)	17,576	47,104
Mind Medicine (MindMed), Inc. (a)(b)	34,366	142,619
MyMD Pharmaceuticals, Inc. (a)(b)	27,113	25,798
Nektar Therapeutics (a)	92,025	54,755
NGM Biopharmaceuticals, Inc. (a)	63,741	120,470
NLS Pharmaceutics Ltd. (a)(b)	14,362	14,649
Novartis AG rights (a)(c)	40,508	0
NRX Pharmaceuticals, Inc. (a)(b)	30,907	9,121
Nutriband, Inc. (a)(b)	6,718	21,363
Ocular Therapeutix, Inc. (a)(b)	42,683	161,342
Oculis Holding AG (b)	5,503	71,814
Ocuphire Pharma, Inc. (a)(b)	29,775	118,802
Omeros Corp. (a)(b)	40,138	138,877
Onconova Therapeutics, Inc. (a)(b)	33,198	26,094
Opiant Pharmaceuticals, Inc. rights (a)(c)	3,728	0
OptiNose, Inc. (a)(b)	56,631	67,391
Oramed Pharmaceuticals, Inc. (a)(b)	20,909	68,582
Pacira Biosciences, Inc. (a)	26,424	932,767
PainReform Ltd. (a)(b)	1,911	9,115
Palisade Bio, Inc. (a)(b)	1,306	890
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)	29,676	65,584
PaxMedica, Inc. (b)	2,979	1,328
Petros Pharmaceuticals, Inc. (a)(b)	674	1,719
Pharvaris BV (a)	19,581	401,411
Phathom Pharmaceuticals, Inc. (a)(b)	31,605	454,796
Phibro Animal Health Corp. Class A	16,621	231,863
Pliant Therapeutics, Inc. (a)	33,413	564,011
PolyPid Ltd. (a)(b)	12,545	3,772
Procaps Group SA (a)(b)	21,223	82,345
Processa Pharmaceuticals, Inc. (a)(b)	11,057	3,472
ProPhase Labs, Inc. (a)(b)	11,262	48,201
Pulmatrix, Inc. (a)	2,220	5,217
Purple Biotech Ltd. ADR (a)(b)	12,666	15,579
Qilian International Holding Group Ltd.	23,641	19,757
Rain Oncology, Inc. (a)	10,662	11,195
Rani Therapeutics Holdings, Inc. (a)(b)	14,915	56,677
Reata Pharmaceuticals, Inc. (a)	19,199	3,244,631
RedHill Biopharma Ltd. sponsored ADR (a)(b)	1,040	914
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	112,464
Relmada Therapeutics, Inc. (a)	14,221	48,067
Revance Therapeutics, Inc. (a)	48,345	852,322
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	48,789
Royalty Pharma PLC	258,463	7,707,367
RVL Pharmaceuticals PLC (a)	45,207	5,063
Sanofi SA sponsored ADR	173,822	9,243,854
Satsuma Pharmaceuticals, Inc. rights (a)(c)	19,951	0
Scilex Holding Co. (a)(b)	84,709	243,115
Scilex Holding Co.	39,285	111,620
Scinai Immunotherapeutics Ltd. ADR (a)(b)	1,376	1,803
scPharmaceuticals, Inc. (a)(b)	19,226	147,656
SCYNEXIS, Inc. (a)(b)	18,298	64,409
Seelos Therapeutics, Inc. (a)(b)	84,689	92,311
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)(b)	1,582	886
SIGA Technologies, Inc. (b)	42,115	193,308
Sol-Gel Technologies Ltd. (a)(b)	13,406	35,124
Sonoma Pharmaceuticals, Inc. (a)(b)	4,975	4,338
Structure Therapeutics, Inc. ADR	7,054	198,852
Supernus Pharmaceuticals, Inc. (a)	32,482	1,034,227
Tarsus Pharmaceuticals, Inc. (a)(b)	17,259	302,205
Terns Pharmaceuticals, Inc. (a)	32,848	173,109
TFF Pharmaceuticals, Inc. (a)	10,670	3,984
TherapeuticsMD, Inc. (a)(b)	2,275	8,622
Theravance Biopharma, Inc. (a)(b)	43,005	409,408
Theseus Pharmaceuticals, Inc. (a)	25,095	78,798
Third Harmonics Bio, Inc.	19,603	118,990
Tilray Brands, Inc. Class 2 (a)(b)	397,932	1,177,879
Titan Pharmaceuticals, Inc. (a)	19,257	9,879
Trevi Therapeutics, Inc. (a)	32,955	72,831
Universe Pharmaceuticals, Inc. (a)(b)	1,467	2,068
Ventyx Biosciences, Inc. (a)(b)	33,543	1,123,691
Verona Pharma PLC ADR (a)(b)	37,496	728,547
Verrica Pharmaceuticals, Inc. (a)	22,312	101,520
Viatris, Inc.	699,133	7,515,680
Virpax Pharmaceuticals, Inc. (a)	6,419	5,520
Vyne Therapeutics, Inc. (a)(b)	1,680	7,174
WAVE Life Sciences (a)	54,411	236,688
Xeris Biopharma Holdings, Inc. (a)(b)	76,277	173,149
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zevra Therapeutics, Inc. (a)(b)	18,495	93,770
Zynerba Pharmaceuticals, Inc. (a)	21,768	28,951
		91,861,866
TOTAL HEALTH CARE		1,031,767,155
INDUSTRIALS - 4.7%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)(b)	16,314	35,238
AeroVironment, Inc. (a)	14,674	1,423,818
AerSale Corp. (a)	32,388	479,666
Aerwins Technology, Inc. Class A (a)(b)	2,112	422
Astra Space, Inc. Class A (a)(b)	107,445	27,764
Astronics Corp. (a)	13,329	233,657
Axon Enterprise, Inc. (a)	42,739	9,099,560
Byrna Technologies, Inc. (a)(b)	14,709	50,746
Draganfly, Inc. (a)(b)	18,003	15,663
EHang Holdings Ltd. ADR (a)(b)	21,307	420,387
Elbit Systems Ltd. (b)	25,639	5,057,806
Innovative Solutions & Support, Inc. (a)	6,779	54,435
Intuitive Machines, Inc. Class A (a)(b)	37,401	178,029
Kratos Defense & Security Solutions, Inc. (a)	68,797	1,106,944
Leonardo DRS, Inc. (a)	150,361	2,574,180
Lilium NV (a)(b)	210,487	227,326
Mercury Systems, Inc. (a)	33,713	1,323,235
Momentus, Inc. Class A (a)(b)	701	7,143
Rocket Lab U.S.A., Inc. Class A (a)(b)	282,570	1,783,017
Satellogic, Inc. Class A (a)(b)	49,366	77,505
TAT Technologies Ltd. (a)	4,899	41,348
VirTra, Inc. (a)	1,810	11,765
Woodward, Inc.	33,929	4,389,395
		28,619,049
Air Freight & Logistics - 0.2%
Addentax Group Corp. (b)	1,498	3,116
Air T, Inc. (a)(b)	1,316	28,978
Air Transport Services Group, Inc. (a)	43,309	933,742
C.H. Robinson Worldwide, Inc. (b)	66,425	6,006,813
Expeditors International of Washington, Inc.	88,295	10,304,909
Forward Air Corp.	15,781	1,117,610
Freight Technologies, Inc. (a)(b)	761	318
Freightos Ltd.	13,290	36,680
Hub Group, Inc. Class A (a)	18,738	1,462,314
Jayud Global Logistics Ltd. (b)	3,012	6,807
Shengfeng Development Ltd. (b)	23,580	142,659
		20,043,946
Building Products - 0.1%
AAON, Inc.	47,548	2,998,377
American Woodmark Corp. (a)	9,774	759,147
Apogee Enterprises, Inc.	12,219	616,571
Applied UV, Inc. (a)	861	437
Caesarstone Sdot-Yam Ltd.	30,851	128,340
CSW Industrials, Inc.	8,852	1,590,085
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	13,608
Gibraltar Industries, Inc. (a)	18,047	1,354,066
Intelligent Living Application Group, Inc. (a)(b)	8,624	9,228
Molekule Group, Inc. (a)(b)	13,537	12,589
UFP Industries, Inc.	35,422	3,696,286
View, Inc. Class A (a)	1,958	26,472
		11,205,206
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	74,581	1,253,707
Aqua Metals, Inc. (a)(b)	36,541	40,195
Bitcoin Depot, Inc. Class A (a)(b)	27,965	77,743
Bridger Aerospace Group Holdings, Inc. (b)	30,894	196,795
Casella Waste Systems, Inc. Class A (a)	32,552	2,564,121
CECO Environmental Corp. (a)	21,695	298,957
Cimpress PLC (a)	15,242	984,786
Cintas Corp.	59,075	29,783,843
Copart, Inc.	554,262	24,847,565
Driven Brands Holdings, Inc. (a)	97,260	1,463,763
Fuel Tech, Inc. (a)	7,428	8,097
Greenwave Technology Solutions, Inc. (a)(b)	7,560	6,276
Guardforce AI Co. Ltd. (a)(b)	3,673	16,639
Healthcare Services Group, Inc.	46,535	537,479
Heritage-Crystal Clean, Inc. (a)	13,663	616,201
Interface, Inc.	29,819	308,030
Knightscope, Inc. Class A (a)(b)	34,473	37,920
LanzaTech Global, Inc. (a)(b)	82,654	547,169
Liquidity Services, Inc. (a)	22,490	410,443
Matthews International Corp. Class A	16,665	702,930
Millerknoll, Inc. (b)	44,488	849,721
Odyssey Marine Exploration, Inc. (a)(b)	6,411	25,772
Performant Financial Corp. (a)	39,033	91,728
Perma-Fix Environmental Services, Inc. (a)(b)	9,998	124,775
PyroGenesis Canada, Inc. (a)(b)	105,149	69,272
Quest Resource Holding Corp. (a)	7,646	59,486
Quhuo Ltd. ADR (a)(b)	348	710
Sentage Holdings, Inc. (a)	347	614
Smart Powerr Corp. (a)	2,863	2,949
SP Plus Corp. (a)	13,740	538,196
Stericycle, Inc. (a)	52,893	2,338,400
Tetra Tech, Inc.	30,769	4,841,502
TOMI Environmental Solutions, Inc. (a)(b)	8,765	9,729
Virco Manufacturing Co. (a)	950	4,361
VSE Corp.	8,340	473,295
		74,133,169
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	6,822	201,454
Capitalworks Emerging Markets Acquisition Corp. (a)	3,474	37,311
Concrete Pumping Holdings, Inc. (a)	28,584	218,096
Construction Partners, Inc. Class A (a)	27,271	947,667
Great Lakes Dredge & Dock Corp. (a)	36,779	324,759
IES Holdings, Inc. (a)	12,297	922,029
iSun, Inc. (a)(b)	10,234	3,521
Limbach Holdings, Inc. (a)	6,648	240,192
Matrix Service Co. (a)	12,262	101,897
MYR Group, Inc. (a)	9,722	1,381,205
Northwest Pipe Co. (a)	7,033	232,722
Safe & Green Holdings Corp. (a)(b)	5,721	7,609
Sterling Construction Co., Inc. (a)	17,918	1,482,894
Wang & Lee Group, Inc. (b)	6,135	5,092
Willscot Mobile Mini Holdings (a)	118,659	4,867,392
		10,973,840
Electrical Equipment - 0.2%
374Water, Inc. (a)(b)	73,099	109,649
ADS-TEC Energy PLC (a)(b)	23,775	185,683
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	14,184
Allient, Inc.	8,863	301,608
American Superconductor Corp. (a)(b)	23,972	221,741
Array Technologies, Inc. (a)	87,936	2,186,968
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	177,538
Ballard Power Systems, Inc. (a)(b)	166,910	701,022
Beam Global (a)(b)	6,808	59,230
Blink Charging Co. (a)(b)	30,357	119,607
Broadwind, Inc. (a)	12,391	56,131
Capstone Turbine Corp. (a)(b)	5,108	3,019
CBAK Energy Technology, Inc. (a)(b)	60,126	53,512
Complete Solaria, Inc. Class A (a)(b)	18,690	41,118
Dragonfly Energy Holdings Corp. (a)(b)	27,479	47,264
Electrovaya, Inc. (a)	14,709	47,510
Encore Wire Corp. (b)	10,517	1,733,307
Energous Corp. (a)(b)	4,471	8,942
Energy Focus, Inc. (a)(b)	588	1,123
Enovix Corp. (a)(b)	92,077	1,268,821
Eos Energy Enterprises, Inc. (a)(b)	69,971	227,406
Expion360, Inc. (a)(b)	4,086	19,776
Fluence Energy, Inc. (a)(b)	68,269	1,798,888
Flux Power Holdings, Inc. (a)(b)	15,492	71,418
FTC Solar, Inc. (a)(b)	62,852	118,162
FuelCell Energy, Inc. (a)(b)	233,203	326,484
Fusion Fuel Green PLC Class A (a)(b)	4,794	5,321
Ideal Power, Inc. (a)	6,424	64,882
LSI Industries, Inc.	17,145	270,034
NeoVolta, Inc. (a)(b)	17,863	50,016
Nextracker, Inc. Class A	26,803	1,128,942
Nuvve Holding Corp. (a)(b)	16,407	8,023
Orion Energy Systems, Inc. (a)	14,347	21,664
Pineapple Energy, Inc. (a)(b)	1,083	1,148
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)	9,793	72,517
Plug Power, Inc. (a)(b)	350,642	2,966,431
Polar Power, Inc. (a)(b)	8,285	11,848
Powell Industries, Inc.	6,542	549,332
Preformed Line Products Co.	3,095	524,572
Shoals Technologies Group, Inc. (a)	99,036	1,949,028
SKYX Platforms Corp. (a)(b)	58,672	102,676
SunPower Corp. (a)(b)	101,446	726,353
Sunrun, Inc. (a)(b)	126,152	1,971,756
Sunworks, Inc. (a)(b)	14,202	11,164
Tigo Energy, Inc. (a)(b)	33,259	319,952
TPI Composites, Inc. (a)(b)	23,602	119,190
Tritium DCFC Ltd. (a)(b)	101,080	95,773
Ultralife Corp. (a)	11,042	104,568
Vicor Corp. (a)(b)	18,821	1,275,499
		22,250,800
Ground Transportation - 0.8%
ArcBest Corp.	13,772	1,454,185
Avis Budget Group, Inc. (a)(b)	23,167	4,943,606
Covenant Transport Group, Inc. Class A	6,293	309,427
CSX Corp.	1,178,692	35,596,498
Daseke, Inc. (a)	34,313	181,859
FTAI Infrastructure LLC	47,473	165,206
Grab Holdings Ltd. (a)(b)	2,177,345	8,208,591
Heartland Express, Inc.	44,050	664,715
Hertz Global Holdings, Inc. (a)	183,582	3,111,715
J.B. Hunt Transport Services, Inc.	59,373	11,154,999
Landstar System, Inc.	19,986	3,793,543
Lyft, Inc. (a)	213,875	2,519,448
Marten Transport Ltd.	47,473	996,933
Micromobility.Com, Inc. (a)(b)	1,711	118
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	1,504
Old Dominion Freight Lines, Inc.	63,635	27,195,690
P.A.M. Transportation Services, Inc. (a)	14,004	322,932
Patriot Transportation Holding, Inc. (a)	1,759	16,112
Saia, Inc. (a)	15,355	6,544,301
Swvl Holdings Corp. Class A (a)(b)	5,907	5,789
TuSimple Holdings, Inc. (a)	118,126	147,658
Universal Logistics Holdings, Inc.	15,843	429,662
Werner Enterprises, Inc.	37,001	1,539,612
		109,304,103
Industrial Conglomerates - 0.6%
Gaucho Group Holdings, Inc. (a)(b)	832	291
Honeywell International, Inc.	385,640	72,477,182
Icahn Enterprises LP	214,841	4,316,156
		76,793,629
Machinery - 0.4%
Agrify Corp. (a)	57	167
Astec Industries, Inc.	13,267	727,297
Blue Bird Corp. (a)	18,769	410,103
Columbus McKinnon Corp. (NY Shares)	16,265	612,703
Commercial Vehicle Group, Inc. (a)	21,200	195,252
Eastern Co. (b)	4,547	82,255
Energy Recovery, Inc. (a)	35,074	953,311
Franklin Electric Co., Inc.	26,459	2,558,850
FreightCar America, Inc. (a)	32,845	90,652
Greenland Technologies Holding Corp. (a)(b)	13,703	38,642
GreenPower Motor Co., Inc. (a)(b)	11,083	40,785
Hillman Solutions Corp. Class A (a)	118,272	1,070,362
Hurco Companies, Inc.	4,416	95,739
Hydrofarm Holdings Group, Inc. (a)(b)	45,713	57,141
Hyzon Motors, Inc. Class A (a)(b)	149,620	190,017
Ideanomics, Inc. (a)(b)	6,402	19,334
JE Cleantech Holdings Ltd. (a)(b)	7,504	4,405
Kornit Digital Ltd. (a)(b)	28,809	641,288
L.B. Foster Co. Class A (a)	5,419	95,429
Laser Photonics Corp.	2,853	5,620
Lincoln Electric Holdings, Inc.	33,498	6,447,025
LiqTech International, Inc. (a)(b)	1,854	6,378
Manitex International, Inc. (a)	14,236	65,913
Microvast Holdings, Inc. (a)(b)	180,889	403,382
Middleby Corp. (a)	31,071	4,523,627
Nauticus Robotics, Inc. (a)(b)	21,879	44,196
Nikola Corp. (a)(b)	408,624	482,176
NN, Inc. (a)(b)	27,788	58,911
Nordson Corp.	32,989	8,053,934
Nxu, Inc. (b)	23,491	4,698
Omega Flex, Inc. (b)	6,379	533,922
PACCAR, Inc.	304,056	25,020,768
Park-Ohio Holdings Corp.	8,241	154,189
Perma-Pipe International Holdings, Inc. (a)	5,390	46,839
Sarcos Technology and Robotics Corp. Class A (a)(b)	16,071	18,000
Shyft Group, Inc. (The)	20,942	328,371
Symbotic, Inc. (a)(b)	35,841	1,497,795
Taylor Devices, Inc. (a)	1,759	39,138
Twin Disc, Inc. (a)	9,749	140,873
Urban-Gro, Inc. (a)(b)	1,561	1,561
Vicinity Motor Corp. (a)(b)	64,732	67,321
voxeljet AG ADR (a)	2,769	3,350
Westport Fuel Systems, Inc. (a)(b)	9,072	65,228
Xos, Inc. Class A (a)(b)	97,889	26,401
		55,923,348
Marine Transportation - 0.0%
C3is, Inc. (b)	1,292	546
Capital Product Partners LP	10,344	157,229
Caravelle International Group (b)	20,088	11,470
Castor Maritime, Inc. (a)(b)	82,355	33,766
EuroDry Ltd. (a)(b)	3,499	49,616
Euroseas Ltd. (b)	5,072	139,480
Golden Ocean Group Ltd. (b)	119,404	872,843
Grindrod Shipping Holdings Ltd. (b)	12,092	97,220
Pangaea Logistics Solutions Ltd. (b)	29,549	166,656
Pyxis Tankers, Inc. (a)(b)	10,640	36,814
Seanergy Martime Holdings Corp. (b)	13,115	69,510
Star Bulk Carriers Corp. (b)	62,554	1,100,325
Toro Corp. (b)	11,890	68,368
United Maritime Corp. (b)	608	1,453
		2,805,296
Passenger Airlines - 0.2%
Allegiant Travel Co.	10,764	956,274
American Airlines Group, Inc. (a)	382,422	5,633,076
Blade Air Mobility, Inc. (a)	44,231	141,097
Frontier Group Holdings, Inc. (a)(b)	126,765	796,084
Hawaiian Holdings, Inc. (a)	31,196	267,662
JetBlue Airways Corp. (a)	186,955	1,106,774
Mesa Air Group, Inc. (a)	19,225	26,338
Ryanair Holdings PLC sponsored ADR (a)	56,842	5,641,569
SkyWest, Inc. (a)	27,801	1,253,825
Sun Country Airlines Holdings, Inc. (a)	31,435	468,067
United Airlines Holdings, Inc. (a)	191,514	9,539,312
		25,830,078
Professional Services - 1.1%
Asure Software, Inc. (a)	12,380	155,245
Automatic Data Processing, Inc.	239,731	61,037,910
Barrett Business Services, Inc.	3,985	381,285
Concentrix Corp.	30,048	2,398,732
Conduent, Inc. (a)	123,383	387,423
CRA International, Inc.	4,701	510,670
CSG Systems International, Inc.	17,738	963,351
DLH Holdings Corp. (a)(b)	6,805	75,876
Exela Technologies, Inc. (a)(b)	2,838	12,430
ExlService Holdings, Inc. (a)	93,806	2,741,949
Exponent, Inc.	28,889	2,595,966
First Advantage Corp.	84,804	1,183,016
Forrester Research, Inc. (a)	10,756	329,456
Headhunter Group PLC ADR (a)(c)	16,914	46,036
Heidrick & Struggles International, Inc.	10,143	268,688
Hirequest, Inc. (b)	7,366	140,101
Hudson Global, Inc. (a)	1,914	40,768
Huron Consulting Group, Inc. (a)	11,971	1,196,501
IBEX Ltd. (a)	11,244	219,933
ICF International, Inc.	10,225	1,380,989
Innodata, Inc. (a)(b)	16,532	214,916
Kelly Services, Inc. Class A (non-vtg.)	24,091	445,443
Kforce, Inc.	10,845	679,439
LegalZoom.com, Inc. (a)	111,440	1,271,530
NV5 Global, Inc. (a)	8,747	890,270
Paychex, Inc.	208,222	25,450,975
Paycor HCM, Inc. (a)(b)	100,023	2,347,540
Paylocity Holding Corp. (a)	32,244	6,464,922
Professional Diversity Network, Inc. (a)(b)	5,982	15,613
RCM Technologies, Inc. (a)(b)	6,964	143,041
Recruiter.com Group, Inc. (a)(b)	513	893
Resources Connection, Inc.	22,136	343,329
ShiftPixy, Inc. (a)(b)	5,720	3,375
SS&C Technologies Holdings, Inc.	141,808	8,142,615
Steel Connect, Inc. (a)	3,467	35,086
Sterling Check Corp. (a)	57,207	797,466
Sunrise New Energy Co. Ltd. (a)(b)	8,860	16,745
TaskUs, Inc. (a)(b)	15,596	154,400
Ttec Holdings, Inc.	26,494	788,461
Upwork, Inc. (a)	73,952	1,095,229
VCI Global Ltd. (b)	19,711	82,392
Verisk Analytics, Inc.	84,440	20,453,057
Verra Mobility Corp. (a)	88,691	1,577,813
Where Food Comes From, Inc. (a)(b)	2,480	35,166
Willdan Group, Inc. (a)	8,506	205,335
		147,721,376
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	37,391	2,985,671
Distribution Solutions Group I (a)	13,506	695,964
DXP Enterprises, Inc. (a)	11,146	396,463
Euro Tech Holdings Co. Ltd. (a)(b)	4,600	7,774
Fastenal Co.	331,519	19,088,864
FTAI Aviation Ltd.	59,349	2,193,539
Gd Culture Group Ltd. (a)(b)	590	1,611
H&E Equipment Services, Inc.	21,524	975,468
Hudson Technologies, Inc. (a)	27,687	333,905
iPower, Inc. (a)(b)	20,826	15,307
Karat Packaging, Inc.	10,664	265,534
Lavoro Ltd. Class A (b)	2,118	13,767
McGrath RentCorp.	13,350	1,349,685
Rush Enterprises, Inc.:
Class A	38,571	1,597,225
Class B	10,059	462,412
Td Holdings, Inc. (a)(b)	11,672	2,404
Titan Machinery, Inc. (a)	14,063	436,234
Transcat, Inc. (a)	4,527	461,573
Willis Lease Finance Corp. (a)	3,418	145,709
Xometry, Inc. (a)(b)	26,665	507,968
		31,937,077
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,932	271,503
Singularity Future Technology Ltd. (a)(b)	11,251	5,519
		277,022
TOTAL INDUSTRIALS		617,817,939
INFORMATION TECHNOLOGY - 46.4%
Communications Equipment - 1.2%
ADTRAN Holdings, Inc.	42,564	363,922
Applied Optoelectronics, Inc. (a)(b)	20,141	277,342
AudioCodes Ltd.	17,081	176,618
Aviat Networks, Inc. (a)	6,448	227,228
CalAmp Corp. (a)	18,255	11,198
Cambium Networks Corp. (a)	14,493	133,481
Casa Systems, Inc. (a)(b)	46,171	44,786
Ceragon Networks Ltd. (a)(b)	40,973	79,897
Cisco Systems, Inc.	2,367,051	135,750,375
Clearfield, Inc. (a)(b)	8,734	307,000
ClearOne, Inc. (a)	21,126	18,644
CommScope Holding Co., Inc. (a)	121,562	406,017
COMSovereign Holding Corp. (a)(b)	203	276
Comtech Telecommunications Corp.	13,728	137,966
Digi International, Inc. (a)	19,628	655,183
DZS, Inc. (a)	49,902	115,773
EMCORE Corp. (a)	20,355	12,213
Ericsson (B Shares) sponsored ADR (b)	184,390	951,452
Extreme Networks, Inc. (a)	74,803	2,053,342
F5, Inc. (a)	34,875	5,707,643
Franklin Wireless Corp. (a)	9,420	29,909
Genasys, Inc. (a)(b)	20,513	70,975
Gilat Satellite Networks Ltd. (a)(b)	24,237	161,418
Harmonic, Inc. (a)	62,972	672,541
Infinera Corp. (a)(b)	138,900	650,052
Inseego Corp. (a)(b)	52,527	33,381
Ituran Location & Control Ltd.	10,985	332,626
KVH Industries, Inc. (a)	10,763	57,044
Lantronix, Inc. (a)(b)	17,674	68,929
Lumentum Holdings, Inc. (a)	39,874	2,158,380
Minim, Inc. (a)(b)	566	1,092
NETGEAR, Inc. (a)	18,625	245,478
NetScout Systems, Inc. (a)(b)	41,313	1,182,791
Ondas Holdings, Inc. (a)(b)	24,825	24,825
PCTEL, Inc.	11,312	46,832
Radware Ltd. (a)	27,195	469,930
Ribbon Communications, Inc. (a)	100,851	298,519
Silicom Ltd. (a)(b)	4,848	129,926
Siyata Mobile, Inc. (a)(b)	193	637
UTStarcom Holdings Corp. (a)(b)	12,236	45,028
ViaSat, Inc. (a)(b)	71,642	1,987,349
Viavi Solutions, Inc. (a)	125,363	1,310,043
Vislink Technologies, Inc. (a)(b)	1,268	5,744
		157,413,805
Electronic Equipment, Instruments & Components - 0.6%
908 Devices, Inc. (a)(b)	25,319	182,044
Advanced Energy Industries, Inc.	21,207	2,503,910
AEye, Inc. Class A (a)(b)	93,195	24,231
Airgain, Inc. (a)	4,073	18,817
Akoustis Technologies, Inc. (a)(b)	42,555	64,258
Alpine 4 Holdings, Inc. (a)(b)	12,412	16,632
Arbe Robotics Ltd. (a)(b)	35,246	95,164
Astrotech Corp. (a)(b)	1,228	12,034
Avnet, Inc.	53,317	2,705,838
Bel Fuse, Inc.:
Class A	1,443	73,651
Class B (non-vtg.)	5,607	293,246
CDW Corp.	77,988	16,467,166
Cemtrex, Inc. (a)(b)	862	4,172
Cepton, Inc. (a)(b)	81,091	44,454
ClearSign Combustion Corp. (a)	16,057	18,466
Climb Global Solutions, Inc.	3,243	139,481
Coda Octopus Group, Inc. (a)(b)	4,103	31,183
Cognex Corp.	98,958	4,658,943
CPS Technologies Corp. (a)	4,893	13,309
Daktronics, Inc. (a)	31,984	267,386
Data I/O Corp. (a)	15,054	56,453
Deswell Industries, Inc.	1,758	4,395
Digital Ally, Inc. (b)	1,160	3,770
Eltek Ltd.	1,437	11,870
ePlus, Inc. (a)	14,724	977,379
Evolv Technologies Holdings, Inc. (a)(b)	83,729	585,266
FARO Technologies, Inc. (a)	11,137	176,633
Flex Ltd. (a)	255,894	7,060,115
Focus Universal, Inc. (b)	37,564	69,493
Frequency Electronics, Inc.	5,274	34,861
Hollysys Automation Technologies Ltd. (a)(b)	35,132	661,887
Iczoom Group, Inc. (b)	3,540	35,081
Identiv, Inc. (a)	10,328	85,309
IDEX Biometrics ASA ADR (a)(b)	440	1,993
Innoviz Technologies Ltd. (a)(b)	78,745	180,326
Insight Enterprises, Inc. (a)(b)	19,371	3,101,103
Integrated Media Technology Ltd. (a)(b)	3,824	1,036
Interlink Electronics, Inc. (a)(b)	2,544	23,812
IPG Photonics Corp. (a)	27,488	2,978,600
Iteris, Inc. (a)	22,008	101,017
Itron, Inc. (a)	25,148	1,720,375
KEY Tronic Corp. (a)	6,057	29,013
Kimball Electronics, Inc. (a)	15,945	481,380
LightPath Technologies, Inc. Class A (a)	12,016	21,268
Lightwave Logic, Inc. (a)(b)	67,350	424,979
Littelfuse, Inc.	14,196	3,791,468
Luna Innovations, Inc. (a)(b)	21,826	150,381
MicroVision, Inc. (a)(b)	102,841	259,159
Movella Holdings, Inc. (a)(b)	28,828	22,930
Napco Security Technologies, Inc. (b)	23,668	586,493
National Instruments Corp.	75,282	4,486,807
Nayax Ltd. (a)	18,600	411,060
Neonode, Inc. (a)(b)	7,662	13,715
nLIGHT, Inc. (a)	33,320	380,181
Novanta, Inc. (a)	20,457	3,415,910
OSI Systems, Inc. (a)	9,960	1,358,046
PC Connection, Inc.	15,743	836,268
Plexus Corp. (a)	16,563	1,681,973
Powerfleet, Inc. (a)	19,674	48,398
Presto Automation, Inc. (a)(b)	30,870	102,797
Rail Vision Ltd. (a)	6,227	3,027
Red Cat Holdings, Inc. (a)(b)	30,119	29,038
Research Frontiers, Inc. (a)(b)	10,936	16,513
RF Industries Ltd. (a)	2,448	9,204
Richardson Electronics Ltd.	7,825	98,517
Sanmina Corp. (a)	32,087	1,787,246
ScanSource, Inc. (a)	13,234	433,811
Senstar Technologies Ltd. (a)	12,188	14,747
Sigmatron International, Inc. (a)(b)	1,613	11,549
SMX Security Matters PLC (b)	160	283
Sobr Safe, Inc. (a)(b)	5,319	7,181
Sono-Tek Corp. (a)	2,629	12,777
Supercom Ltd. (a)(b)	894	427
Tempo Automation Holdings, Inc. Class A (a)(b)	15,037	3,639
Trimble, Inc. (a)	142,974	7,833,545
TROOPS, Inc. (a)(b)	52,367	196,376
TTM Technologies, Inc. (a)	56,839	846,901
Vuzix Corp. (a)(b)	34,442	137,768
Wrap Technologies, Inc. (a)(b)	38,058	66,221
Zebra Technologies Corp. Class A (a)	29,845	8,207,673
		83,723,828
IT Services - 0.6%
AgileThought, Inc. Class A (a)(b)	21,017	4,449
Akamai Technologies, Inc. (a)	88,550	9,305,720
Alithya Group, Inc. (a)	36,580	64,930
Amdocs Ltd.	67,943	6,060,516
ARB IOT Group Ltd. (b)	3,495	6,431
Backblaze, Inc. Class A (a)(b)	9,250	54,205
BigCommerce Holdings, Inc. (a)	42,950	455,270
Brightcove, Inc. (a)	26,601	102,414
Chindata Group Holdings Ltd. ADR (a)(b)	71,908	601,870
Ciso Global, Inc. (a)(b)	82,667	14,219
CLPS, Inc. (b)	5,050	5,101
Cognizant Technology Solutions Corp. Class A	291,092	20,845,098
Computer Task Group, Inc. (a)(b)	17,316	178,008
Crexendo, Inc.	12,457	24,789
CSP, Inc. (b)	2,765	42,885
Data Storage Corp. (a)(b)	23,206	83,310
Edgio, Inc. (a)(b)	115,599	99,878
Formula Systems (1985) Ltd. ADR (b)	193	14,037
GDS Holdings Ltd. ADR (a)(b)	50,584	604,985
Grid Dynamics Holdings, Inc. (a)	77,579	902,244
Hackett Group, Inc. (b)	16,264	383,342
Hitek Global, Inc. (b)	7,696	189,937
Hub Cyber Security Ltd. (a)(b)	49,961	18,486
Information Services Group, Inc.	25,958	134,982
Inpixon (a)(b)	689	112
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	64,007	364,200
Microalgo, Inc. (a)(b)	39,101	130,206
MongoDB, Inc. Class A (a)	40,987	15,628,343
Okta, Inc. (a)	89,515	7,475,398
Perficient, Inc. (a)	20,170	1,286,644
PFSweb, Inc. (a)	12,193	58,161
Rackspace Technology, Inc. (a)(b)	141,850	354,625
Research Solutions, Inc. (a)	4,834	10,828
Taoping, Inc. (a)(b)	374	849
The Glimpse Group, Inc. (a)(b)	3,147	10,322
Thoughtworks Holding, Inc. (a)	184,167	915,310
Tucows, Inc. (a)(b)	6,556	155,049
VeriSign, Inc. (a)	59,364	12,335,246
Vnet Group, Inc. ADR (a)(b)	78,896	295,860
WaveDancer, Inc. (a)	2,165	683
Wix.com Ltd. (a)	33,120	3,271,262
		82,490,204
Semiconductors & Semiconductor Equipment - 14.1%
ACM Research, Inc. (a)	30,789	540,655
Advanced Micro Devices, Inc. (a)	935,030	98,851,372
AEHR Test Systems (a)(b)	16,355	834,269
Allegro MicroSystems LLC (a)(b)	111,129	4,250,684
Alpha & Omega Semiconductor Ltd. (a)	13,730	433,182
Ambarella, Inc. (a)	22,283	1,384,888
Amkor Technology, Inc.	141,703	3,962,016
Amtech Systems, Inc. (a)	9,588	82,265
Analog Devices, Inc.	291,003	52,898,525
Applied Materials, Inc.	486,623	74,336,529
Ascent Solar Technologies, Inc. (a)(b)	22,041	1,256
ASML Holding NV (depository receipt)	50,632	33,443,955
Atomera, Inc. (a)(b)	13,904	88,429
Axcelis Technologies, Inc. (a)	19,189	3,687,166
AXT, Inc. (a)	21,623	56,220
Broadcom, Inc.	241,717	223,078,202
Camtek Ltd. (a)(b)	24,755	1,492,727
Canadian Solar, Inc. (a)(b)	37,134	1,040,123
CEVA, Inc. (a)	12,199	283,261
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	2,859	68,073
Cirrus Logic, Inc. (a)	32,551	2,670,484
Cohu, Inc. (a)	26,895	1,005,604
Credo Technology Group Holding Ltd. (a)	85,752	1,411,478
CVD Equipment Corp. (a)(b)	4,263	30,523
Diodes, Inc. (a)	25,728	2,105,837
Enphase Energy, Inc. (a)	79,743	10,089,882
Entegris, Inc.	87,075	8,818,085
Everspin Technologies, Inc. (a)	13,033	135,674
First Solar, Inc. (a)	62,069	11,738,489
FormFactor, Inc. (a)	42,995	1,518,583
GlobalFoundries, Inc. (a)(b)	318,206	17,580,882
GSI Technology, Inc. (a)(b)	15,609	48,544
Himax Technologies, Inc. sponsored ADR (b)	60,907	372,142
Ichor Holdings Ltd. (a)	15,188	556,336
Impinj, Inc. (a)	15,400	1,025,178
indie Semiconductor, Inc. (a)(b)	79,782	534,539
Intel Corp.	2,422,152	85,114,421
KLA Corp.	79,586	39,941,826
Kopin Corp. (a)	58,527	85,449
Kulicke & Soffa Industries, Inc.	33,199	1,717,384
Lam Research Corp.	77,927	54,735,925
Lattice Semiconductor Corp. (a)	79,953	7,776,229
MACOM Technology Solutions Holdings, Inc. (a)	41,657	3,522,516
Marvell Technology, Inc.	500,408	29,148,766
Maxeon Solar Technologies Ltd. (a)(b)	30,300	477,528
MaxLinear, Inc. Class A (a)	45,378	1,066,383
Meta Materials, Inc. (a)(b)	240,372	55,334
Microchip Technology, Inc.	317,208	25,960,303
Micron Technology, Inc.	636,365	44,507,368
MKS Instruments, Inc. (b)	38,511	3,859,958
Monolithic Power Systems, Inc.	27,569	14,369,238
Navitas Semiconductor Corp. (a)(b)	100,637	888,625
Nova Ltd. (a)(b)	15,784	2,035,189
NVE Corp. (b)	2,373	209,892
NVIDIA Corp.	1,432,712	707,115,008
NXP Semiconductors NV	151,074	31,078,943
ON Semiconductor Corp. (a)	251,212	24,734,334
PDF Solutions, Inc. (a)	23,680	860,531
Peraso, Inc. (a)	20,260	6,068
Photronics, Inc. (a)	36,838	875,271
Pixelworks, Inc. (a)	37,111	47,873
POET Technologies, Inc. (a)(b)	6,513	25,596
Power Integrations, Inc. (b)	33,245	2,793,245
Qorvo, Inc. (a)	57,622	6,188,027
Qualcomm, Inc.	646,313	74,022,228
QuickLogic Corp. (a)(b)	4,725	39,596
Rambus, Inc. (a)	62,982	3,556,594
Rigetti Computing, Inc. Class A (a)(b)	75,769	136,384
SEALSQ Corp.	71	435
SemiLEDs Corp. (a)	4,500	7,740
Semtech Corp. (a)	36,094	943,858
Silicon Laboratories, Inc. (a)(b)	19,443	2,622,083
Silicon Motion Tech Corp. sponsored ADR	19,713	1,070,613
SiTime Corp. (a)	12,549	1,665,127
SkyWater Technology, Inc. (a)(b)	24,142	161,751
Skyworks Solutions, Inc.	91,491	9,948,731
SMART Global Holdings, Inc. (a)	27,141	701,052
SolarEdge Technologies, Inc. (a)	32,757	5,325,305
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	12,594
Synaptics, Inc. (a)	22,741	1,990,747
Teradyne, Inc.	89,094	9,610,570
Texas Instruments, Inc.	525,793	88,364,772
Tower Semiconductor Ltd. (a)	62,176	1,846,627
Transphorm, Inc. (a)	18,471	50,426
Ultra Clean Holdings, Inc. (a)	25,361	891,693
Universal Display Corp.	27,088	4,403,425
Veeco Instruments, Inc. (a)(b)	28,870	842,715
WiSA Technologies, Inc. (a)(b)	510	398
WISeKey International Holding Ltd. ADR (a)(b)	278	631
		1,857,869,382
Software - 16.5%
8x8, Inc. (a)(b)	66,663	216,655
ACI Worldwide, Inc. (a)(b)	65,286	1,585,144
Adeia, Inc.	60,469	608,318
Adobe, Inc. (a)	266,232	148,914,207
Agilysys, Inc. (a)	14,089	993,909
Agora, Inc. ADR (a)	52,617	147,328
Alarm.com Holdings, Inc. (a)(b)	28,485	1,668,366
Alarum Technologies Ltd. ADR (a)(b)	2,487	8,282
Alkami Technology, Inc. (a)	54,588	950,923
Allot Ltd. (a)(b)	21,262	53,368
Altair Engineering, Inc. Class A (a)(b)	29,567	1,965,614
American Software, Inc. Class A	20,292	233,967
Amplitude, Inc. (a)	41,402	483,575
ANSYS, Inc. (a)	49,985	15,938,717
AppFolio, Inc. (a)	11,991	2,311,505
Appian Corp. Class A (a)	24,732	1,204,448
Applied Digital Corp. (a)(b)	60,991	368,386
AppLovin Corp. (a)(b)	160,751	6,947,658
Argo Blockchain PLC ADR (a)(b)	2,709	3,142
Arqit Quantum, Inc. (a)(b)	74,469	66,359
Arteris, Inc. (a)	18,745	126,904
Aspen Technology, Inc. (a)	37,519	7,278,686
Atlassian Corp. PLC (a)	88,377	18,034,211
Auddia, Inc. (a)(b)	4,309	1,478
AudioEye, Inc. (a)(b)	8,256	39,464
Aurora Innovation, Inc. (a)(b)	447,253	1,417,792
Aurora Mobile Ltd. ADR (a)(b)	47,465	8,544
Authid, Inc. (a)(b)	1,579	13,437
Autodesk, Inc. (a)	124,825	27,703,661
AvePoint, Inc. (a)(b)	117,943	818,524
Aware, Inc. (a)	13,849	20,358
Baijiayun Group Ltd. (a)(b)	5,338	25,089
Beamr Imaging Ltd. (b)	6,540	11,772
Bentley Systems, Inc. Class B	162,349	8,102,839
Bio-Key International, Inc. (a)	10,259	5,232
Bit Digital, Inc. (a)(b)	48,258	113,406
Bit Origin Ltd. (a)(b)	1,007	1,823
Bitdeer Technologies Group (b)	17,709	239,957
Bitfarms Ltd. (a)(b)	175,940	239,278
Blackbaud, Inc. (a)	30,083	2,289,617
BlackLine, Inc. (a)	35,053	2,105,283
Braze, Inc. (a)	36,427	1,685,113
Bridgeline Digital, Inc. (a)	2,527	2,274
BSQUARE Corp. (a)	7,925	9,589
BTCS, Inc. (a)(b)	2,315	2,431
BTCS, Inc. Series V (c)	2,315	0
BYND Cannasoft Enterprises, Inc. (a)(b)	17,355	18,223
Cadence Design Systems, Inc. (a)	158,213	38,040,734
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	353,664	3,784,205
Cellebrite DI Ltd. (a)(b)	109,618	882,425
Cerence, Inc. (a)	27,389	714,853
Check Point Software Technologies Ltd. (a)	70,022	9,424,261
Cipher Mining, Inc. (a)(b)	152,105	485,215
Cleanspark, Inc. (a)(b)	66,839	329,516
Cognyte Software Ltd. (a)	61,289	293,574
CommVault Systems, Inc. (a)	24,432	1,668,950
Confluent, Inc. (a)	109,883	3,636,028
Consensus Cloud Solutions, Inc. (a)	11,285	360,330
Couchbase, Inc. (a)(b)	24,451	418,112
Crowdstrike Holdings, Inc. (a)	130,265	21,237,103
CXApp, Inc.:
Class A (a)(b)	7,835	31,105
Class C	238	898
CyberArk Software Ltd. (a)	23,993	3,983,798
Cyngn, Inc. (a)(b)	11,100	6,383
Datadog, Inc. Class A (a)	172,306	16,624,083
Datasea, Inc. (a)(b)	16,136	8,552
DatChat, Inc. (a)	11,224	5,197
Dave, Inc. (a)(b)	2,237	17,225
Descartes Systems Group, Inc. (a)	47,707	3,576,117
Digihost Technology, Inc. (a)(b)	9,844	10,435
Digimarc Corp. (a)(b)	14,607	478,233
Digital Turbine, Inc. (a)(b)	55,575	495,173
Docebo, Inc. (a)	18,504	811,030
DocuSign, Inc. (a)	117,393	5,904,868
Domo, Inc. Class B (a)	23,964	255,456
Dropbox, Inc. Class A (a)	152,405	4,235,335
Duos Technologies Group, Inc. (a)	2,223	11,871
Ebix, Inc. (b)	17,826	297,694
eGain Communications Corp. (a)	24,943	166,120
Everbridge, Inc. (a)	25,015	620,622
EverCommerce, Inc. (a)	111,483	1,178,375
Expensify, Inc. (a)	37,779	162,072
Five9, Inc. (a)	41,178	2,980,052
Fortinet, Inc. (a)	455,806	27,444,079
Freshworks, Inc. (a)	96,358	2,107,349
Gen Digital, Inc.	370,700	7,506,675
GitLab, Inc. (a)	55,873	2,646,704
Gorilla Technology Group, Inc. (a)(b)	41,258	64,362
Greenidge Generation Holdings, Inc. (a)(b)	2,043	9,520
HashiCorp, Inc. (a)	59,714	1,741,260
HeartCore Enterprise, Inc. (a)(b)	12,158	13,131
HIVE Blockchain Technologies Ltd. (a)(b)	46,880	171,112
Hut 8 Mining Corp. (a)(b)	143,401	348,464
Infobird Co. Ltd. (a)(b)	464	121
Intapp, Inc. (a)	37,233	1,363,100
Intellicheck, Inc. (a)(b)	10,166	26,432
InterDigital, Inc. (b)	16,090	1,395,164
Intrusion, Inc. (a)(b)	13,441	10,887
Intuit, Inc.	162,673	88,137,858
Iris Energy Ltd. (a)(b)	33,640	163,490
Iveda Solutions, Inc. (a)(b)	8,621	7,743
Jamf Holding Corp. (a)	68,266	1,150,965
JFrog Ltd. (a)	57,353	1,645,458
Kaltura, Inc. (a)(b)	70,000	132,300
Karooooo Ltd. (b)	18,218	440,693
LivePerson, Inc. (a)	50,042	210,176
Livevox Holdings, Inc. (a)	69,123	222,576
Magic Software Enterprises Ltd.	31,025	358,959
Manhattan Associates, Inc. (a)	35,415	7,175,787
Marathon Digital Holdings, Inc. (a)(b)	98,531	1,238,535
Marin Software, Inc. (a)(b)	14,390	6,619
Materialise NV ADR (a)	14,271	96,472
Matterport, Inc. (a)(b)	160,174	429,266
Mawson Infrastructure Group, Inc. (a)(b)	5,882	4,456
Mercurity Fintech Holding, Inc. sponsored ADR (a)	15,350	22,565
MicroCloud Hologram, Inc. (a)(b)	28,830	260,623
Microsoft Corp.	4,312,976	1,413,621,014
MicroStrategy, Inc. Class A (a)(b)	7,027	2,512,363
Mitek Systems, Inc. (a)	28,300	316,111
MMTEC, Inc. (a)(b)	62,271	42,344
Monday.com Ltd. (a)	27,713	4,917,395
My Size, Inc. (a)(b)	3,464	5,265
nCino, Inc. (a)(b)	64,312	2,113,935
Near Intelligence, Inc. (a)(b)	24,903	9,491
NetSol Technologies, Inc. (a)	6,495	14,289
Nextnav, Inc. (a)(b)	58,283	251,783
NICE Ltd. sponsored ADR (a)	29,401	5,727,315
Nisun International Enterprise (a)(b)	1,122	3,007
Nutanix, Inc. Class A (a)	135,823	4,224,095
Oblong, Inc. (a)(b)	1,687	1,198
Onespan, Inc. (a)	27,480	336,630
Open Text Corp.	155,803	6,272,629
Opera Ltd. ADR (b)	20,330	303,527
Otonomo Technologies Ltd. (a)(b)	2,803	11,016
Pagaya Technologies Ltd. Class A (a)(b)	306,558	695,887
Palo Alto Networks, Inc. (a)	177,887	43,279,907
Park City Group, Inc. (b)	11,886	107,093
Pegasystems, Inc.	49,771	2,471,628
Phunware, Inc. (a)(b)	56,490	15,789
Porch Group, Inc. Class A (a)(b)	62,174	52,537
Powerbridge Technologies Co. Ltd. (a)(b)	7,320	1,947
Progress Software Corp.	24,678	1,501,410
PTC, Inc. (a)	67,693	9,962,379
Qualys, Inc. (a)	22,000	3,424,300
Quantum Computing, Inc. (a)(b)	26,079	30,773
Radcom Ltd. (a)(b)	13,668	124,242
Rapid7, Inc. (a)	34,655	1,746,265
Red Violet, Inc. (a)(b)	8,743	179,756
Rekor Systems, Inc. (a)(b)	38,737	143,327
Remark Holdings, Inc. (a)(b)	7,793	4,613
Rimini Street, Inc. (a)(b)	78,521	190,021
Riot Platforms, Inc. (a)(b)	106,473	1,208,469
Roper Technologies, Inc.	61,524	30,704,167
SAI.TECH Global Corp. Class A (a)(b)	7,507	10,285
Sapiens International Corp. NV	29,953	895,295
SecureWorks Corp. (a)	11,955	82,490
Semantix, Inc. (b)	23,554	25,203
Sigma Additive Solutions, Inc. (a)(b)	14,199	3,236
SilverSun Technologies, Inc. (A Shares)	910	3,331
Smith Micro Software, Inc. (a)(b)	26,575	45,443
Soluna Holdings, Inc. (a)(b)	5,272	1,302
SoundHound AI, Inc. (a)(b)	106,152	267,503
SoundThinking, Inc. (a)	9,121	195,737
Sphere 3D Corp. (a)(b)	3,243	4,702
Splunk, Inc. (a)	95,911	11,630,168
SpringBig Holdings, Inc. (a)(b)	23,342	5,366
Sprout Social, Inc. (a)	27,405	1,467,264
SPS Commerce, Inc. (a)	20,622	3,838,373
Stronghold Digital Mining, Inc. Class A (a)(b)	2,308	12,948
Synchronoss Technologies, Inc. (a)	64,975	64,975
Synopsys, Inc. (a)	88,267	40,504,844
T Stamp, Inc. Class A (a)(b)	4,566	7,534
Telos Corp. (a)	39,309	102,596
Tenable Holdings, Inc. (a)	65,933	2,991,380
TeraWulf, Inc. (a)(b)	127,851	267,209
TeraWulf, Inc. rights (a)(c)	946	0
Upland Software, Inc. (a)	21,178	75,182
Varonis Systems, Inc. (a)	63,549	2,029,120
Verb Technology Co., Inc. (a)(b)	1,547	1,106
Verint Systems, Inc. (a)	35,965	1,164,906
Veritone, Inc. (a)(b)	20,801	63,859
Vertex, Inc. Class A (a)	29,998	671,655
Viant Technology, Inc. (a)	11,166	70,011
WalkMe Ltd. (a)	49,858	504,064
WeTrade Group, Inc. (a)(b)	478	4,704
Workday, Inc. Class A (a)	119,584	29,238,288
Xiao I Corp. ADR (b)	1,841	5,044
Xunlei Ltd. sponsored ADR (a)	24,768	43,592
Zenvia, Inc. (a)	1,673	1,614
ZeroFox Holdings, Inc. (a)(b)	64,920	67,517
Zoom Video Communications, Inc. Class A (a)	145,327	10,322,577
Zscaler, Inc. (a)	84,385	13,168,279
		2,181,060,376
Technology Hardware, Storage & Peripherals - 13.4%
Apple, Inc.	9,122,153	1,713,778,847
Astro-Med, Inc. (a)(b)	3,663	54,212
Avid Technology, Inc. (a)	25,039	667,540
Borqs Technologies, Inc. (a)(b)	67,585	10,408
Boxlight Corp. (a)(b)	4,085	9,518
Canaan, Inc. ADR (a)(b)	111,269	223,651
CompoSecure, Inc. (a)(b)	28,342	177,988
Corsair Gaming, Inc. (a)	60,448	950,243
CPI Card Group (a)	7,134	147,460
Ebang International Holdings, Inc. Class A (a)(b)	1,980	15,008
Immersion Corp.	18,807	132,025
Intevac, Inc. (a)	22,851	79,293
Logitech International SA	93,068	6,404,940
Movano, Inc. (a)(b)	16,621	19,613
Nano Dimension Ltd. ADR (a)(b)	161,873	514,756
NetApp, Inc.	126,216	9,680,767
One Stop Systems, Inc. (a)	8,505	16,925
Quantum Corp. (a)(b)	50,501	31,311
Seagate Technology Holdings PLC	122,546	8,675,031
Socket Mobile, Inc. (a)	1,296	1,620
Sonim Technologies, Inc. (a)(b)	7,078	4,771
Stratasys Ltd. (a)	41,535	610,565
Super Micro Computer, Inc. (a)	30,425	8,369,309
Transact Technologies, Inc. (a)	6,575	47,011
Turtle Beach Corp. (a)	9,366	101,808
Wearable Devices Ltd. (a)(b)	8,376	9,800
Western Digital Corp. (a)	190,378	8,567,010
Xerox Holdings Corp.	95,067	1,510,615
		1,760,812,045
TOTAL INFORMATION TECHNOLOGY		6,123,369,640
MATERIALS - 0.3%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc. (a)(b)	13,741	25,833
Alto Ingredients, Inc. (a)	45,352	163,721
ASP Isotopes, Inc. (b)	14,872	17,846
Balchem Corp.	17,967	2,524,364
Bioceres Crop Solutions Corp. (a)(b)	34,963	428,297
Bon Natural Life Ltd. (a)(b)	4,398	2,727
CN Energy Group, Inc. (a)(b)	8,671	1,384
Crown ElectroKinetics Corp. (a)(b)	88	108
Gulf Resources, Inc. (a)	8,302	18,098
Hawkins, Inc. (b)	11,982	745,161
Innospec, Inc.	14,671	1,575,959
Loop Industries, Inc. (a)(b)	23,631	66,403
Methanex Corp.	40,908	1,740,635
Northern Technologies International Corp. (b)	5,689	73,388
Origin Materials, Inc. Class A (a)(b)	78,046	106,923
PureCycle Technologies, Inc. (a)(b)	96,800	864,424
Save Foods, Inc. (a)	6,151	3,629
		8,358,900
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)(b)	2,244	2,222
Smith-Midland Corp. (a)(b)	2,305	44,325
United States Lime & Minerals, Inc.	3,255	704,968
		751,515
Containers & Packaging - 0.0%
Eightco Holdings, Inc. (a)(b)	149	96
Pactiv Evergreen, Inc.	104,568	859,549
TriMas Corp.	23,430	613,866
		1,473,511
Metals & Mining - 0.2%
5E Advanced Materials, Inc. (a)(b)	24,267	62,124
Adamas One Corp. (b)	5,283	5,019
Algoma Steel Group, Inc.	63,553	486,816
American Lithium Corp. (a)(b)	115,650	187,353
Ascent Industries Co. (a)	7,726	68,993
Atlas Lithium, Corp. (b)	5,652	140,283
Century Aluminum Co. (a)(b)	52,127	387,825
China Natural Resources, Inc. (a)(b)	2,428	4,492
Electra Battery Materials Corp. (a)(b)	16,129	12,256
Ferroglobe PLC (a)	105,632	563,019
Haynes International, Inc.	8,044	392,628
Huadi International Group Co. Ltd. (a)(b)	7,169	26,023
Hycroft Mining Holding Corp. (a)(b)	125,396	43,889
ioneer Ltd. ADR (a)(b)	1,836	11,585
Kaiser Aluminum Corp. (b)	9,286	704,993
Largo, Inc. (a)(b)	35,869	120,161
NioCorp Developments Ltd. (a)(b)	20,572	76,116
Olympic Steel, Inc.	7,458	399,152
Perpetua Resources Corp. (a)	34,563	114,404
Piedmont Lithium, Inc. (a)(b)	10,864	486,273
Ramaco Resources, Inc. (b)	27,313	214,134
Ramaco Resources, Inc. Class B (b)	5,462	59,208
Royal Gold, Inc.	37,857	4,243,391
Schnitzer Steel Industries, Inc. Class A	15,466	513,471
Sigma Lithium Corp. (a)(b)	60,446	1,852,065
Snow Lake Resources Ltd. (a)(b)	4,113	7,732
SSR Mining, Inc. (b)	119,238	1,770,684
Steel Dynamics, Inc.	98,361	10,484,299
TMC the metals Co., Inc. (a)(b)	161,868	202,335
U.S. Gold Corp. (a)	1,706	6,551
U.S. GoldMining, Inc. (b)	5,539	55,279
Universal Stainless & Alloy Products, Inc. (a)	7,722	105,251
		23,807,804
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (b)	37,097	337,212
TOTAL MATERIALS		34,728,942
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Creative Media & Community Trust Corp.	12,011	52,248
Diversified Healthcare Trust (SBI)	142,959	388,134
Equinix, Inc.	54,318	42,442,999
Gaming & Leisure Properties	153,255	7,264,287
Gladstone Commercial Corp.	18,518	243,512
Gladstone Land Corp.	24,626	387,367
Global Self Storage, Inc.	5,948	29,502
Host Hotels & Resorts, Inc.	413,894	6,535,386
Industrial Logistics Properties Trust	41,417	162,769
Lamar Advertising Co. Class A	51,271	4,676,941
Medalist Diversified (REIT), Inc.	1,616	8,484
Necessity Retail (REIT), Inc./The	86,334	647,505
Office Properties Income Trust	37,098	274,525
Phillips Edison & Co., Inc. (b)	65,924	2,232,187
Potlatch Corp.	48,129	2,274,577
Presidio Property Trust, Inc.:
Class A (b)	6,016	4,933
Class A warrants 1/24/27 (a)	6,016	182
Regency Centers Corp.	99,376	6,181,187
Retail Opportunity Investments Corp.	70,063	943,048
Sabra Health Care REIT, Inc.	132,435	1,659,411
SBA Communications Corp. Class A	63,423	14,240,366
Service Properties Trust	93,277	770,468
Sotherly Hotels, Inc. (a)	4,274	8,249
Star Holdings	4,685	63,810
Uniti Group, Inc.	142,283	764,060
Wheeler REIT, Inc. (a)(b)	1,563	6,111
		92,262,248
Real Estate Management & Development - 0.3%
Alset, Inc. (a)	2,169	2,972
Altisource Portfolio Solutions SA (a)(b)	12,106	49,271
Appreciate Holdings, Inc. (a)(b)	12,250	3,550
Avalon GloboCare Corp. (a)(b)	4,894	4,894
Colliers International Group, Inc. (b)	24,605	2,840,893
Comstock Holding Companies, Inc. (a)	4,017	16,912
CoStar Group, Inc. (a)	236,000	19,349,640
eXp World Holdings, Inc. (b)	90,671	1,742,697
Fathom Holdings, Inc. (a)	9,107	56,190
FirstService Corp.	24,942	3,769,484
Flj Group Ltd. ADR (a)(b)	51,249	9,076
FRP Holdings, Inc. (a)	6,217	354,182
Green Giant, Inc. (a)(b)	20,468	22,924
Gyrodyne LLC (a)	1,080	11,016
InterGroup Corp. (a)(b)	986	33,849
LuxUrban Hotels, Inc. (b)	12,978	37,506
MDJM Ltd. (a)(b)	4,594	7,626
Newmark Group, Inc.	93,901	665,758
Ohmyhome Ltd. (b)	10,333	17,566
Opendoor Technologies, Inc. (a)(b)	390,256	1,521,998
Redfin Corp. (a)(b)	63,500	604,520
Stratus Properties, Inc.	5,346	147,710
The Real Brokerage, Inc. (a)(b)	67,441	121,394
The RMR Group, Inc.	7,911	199,990
Ucommune International Ltd. (a)(b)	2,354	694
Zillow Group, Inc.:
Class A (a)	25,600	1,303,552
Class C (a)(b)	107,305	5,597,029
		38,492,893
TOTAL REAL ESTATE		130,755,141
UTILITIES - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corp.	147,366	7,393,352
American Electric Power Co., Inc.	301,772	23,658,925
Constellation Energy Corp.	188,421	19,625,931
Evergy, Inc.	134,401	7,388,023
Exelon Corp.	574,399	23,044,888
MGE Energy, Inc.	22,792	1,650,825
Otter Tail Corp. (b)	23,910	1,969,467
Via Renewables, Inc. Class A, (b)	3,068	26,968
Xcel Energy, Inc.	321,236	18,352,213
		103,110,592
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	98,464
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	70,020	1,571,949
Eco Wave Power Global AB ADR (a)(b)	1,986	4,429
Enlight Renewable Energy Ltd.	64,942	1,055,308
Montauk Renewables, Inc. (a)(b)	85,373	815,312
Noco-Noco, Inc.	1,128	2,369
ReNew Energy Global PLC (a)(b)	161,158	983,064
VivoPower International PLC (a)	27,588	12,696
		4,445,127
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	33,939	1,710,526
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	286,423
Cadiz, Inc. (a)(b)	39,429	158,110
Consolidated Water Co., Inc.	10,783	287,259
Global Water Resources, Inc.	13,586	151,484
Middlesex Water Co. (b)	10,755	809,421
Pure Cycle Corp. (a)	13,933	153,124
York Water Co.	8,284	337,490
		2,183,311
TOTAL UTILITIES		111,548,020
TOTAL COMMON STOCKS (Cost $5,757,542,948)		13,109,830,945

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	16,361
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	15,757
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,165)		32,118

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $4,995,725)	5,000,000	4,995,605

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (g)	73,173,480	73,188,115
Fidelity Securities Lending Cash Central Fund 5.44% (g)(h)	380,545,261	380,583,316
TOTAL MONEY MARKET FUNDS (Cost $453,771,431)		453,771,431

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $6,216,339,269)	13,568,630,099
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(365,331,697)
NET ASSETS - 100.0%	13,203,298,402

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	310	Sep 2023	96,338,700	3,515,194	3,515,194

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $671,718 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,729,839.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	19,033,988	680,912,354	626,758,227	1,649,184	-	-	73,188,115	0.2%
Fidelity Securities Lending Cash Central Fund 5.44%	468,589,806	798,748,673	886,755,163	14,391,314	-	-	380,583,316	1.4%
Total	487,623,794	1,479,661,027	1,513,513,390	16,040,498	-	-	453,771,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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